Exhibit 99.3

Exception Grades
Run Date - 7/15/2021 12:10:18 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
214708589	3472432364			20944324			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	The Recording Fee disclosed on the Initial Loan Estimate was in the amount of [redacted] versus [redacted] reflected on the Final Borrower CD. A Cure was not provided to the Borrower.				Reviewer Comment (2021-06-11): Valid COC was provided to confirm increased fee. Exception cleared.	06/11/2021			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708590	3473298179			20933519			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Verified assets in file are: [redacted] as of [redacted] of [redacted] + [redacted] as of [redacted] of [redacted] and [redacted] as of [redacted] of [redacted] = [redacted] Assets required to satisfy cash to close [redacted] + [redacted] EMD was not verified.
Reviewer Comment (2021-06-30): Property sold.

Buyer Comment (2021-06-29): Please see attached screenshot from our system showing this loan was PIF. This removes the P&I from needing to be factored into both the DTI and reserve requirement. Also, see attached screenshot from [redacted] showing the listing was removed the day the loan PIF. This should be sufficient evidence to prove the borrower sold the home. Because it sold so recently, no public records show this as no longer in the borrower's name. Please review to clear this condition.

Reviewer Comment (2021-06-07): Statement provided for [redacted] does not have a two month transaction history.  Cannot determine if account is same as [redacted]

Buyer Comment (2021-06-03): Please see the attached asset report. account [redacted] has [redacted]available to cover the funds due at closing and reserves.

																		06/30/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708590	3473298179			20942943			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of ___ is less than Guideline Available for Reserves of ___.	Assets to support the 6 months reserve requirement for the primary and departure residence were not provided.				Reviewer Comment (2021-07-02): Satisfied in previous exception. Buyer Comment (2021-07-02): Please clear this condition as it is stemming from associated condition. There are sufficient reserves due to departing residence being sold. Associated condition already cleared. Reviewer Comment (2021-06-07): Document does not contain transaction history required and cannot determine if account is same as [redacted] Buyer Comment (2021-06-03): Please see the attached asset report. account [redacted] has [redacted]available to cover the funds due at closing and reserves.	07/02/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708590	3473298179			20942944			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Borrowers present residence at [redacted] is being retained. The PITI of [redacted] with [redacted] was not used in qualifying and documentation to support the omission of the liability was not provided. Inclusion of this liability increases the DTI from [redacted] to [redacted] which exceeds the lender guideline of 45%.
Reviewer Comment (2021-06-30): Not needed - property sold.

Buyer Comment (2021-06-29): Please see attached screenshot from our system showing this loan was PIF. This removes the P&I from needing to be factored into both the DTI and reserve requirement. Also, see attached screenshot from [redacted] showing the listing was removed the day the loan PIF. This should be sufficient evidence to prove the borrower sold the home. Because it sold so recently, no public records show this as no longer in the borrower's name. Please review to clear this and associated conditions.

Reviewer Comment (2021-06-14): Total Income was calculated at [redacted] (B1-[redacted]B2-[redacted]Total Debts was calculated at  [redacted](Subject PITI- [redacted]Debt-[redacted] Second Home-[redacted] This equates to 48.53% DTI. Transmittal only disclosed debts of [redacted](PITI-[redacted]Debts 389.78).  Exception is still valid.

Buyer Comment (2021-06-09): Per the 1003 (pg38/1089) and 1008 (pg15/1089) the housing expense for the home in TX has been included in the borrowers DTI.

Reviewer Comment (2021-06-07): Document provided is for a property in [redacted] not [redacted].  Exception has not been cleared.

Buyer Comment (2021-06-03): Please see the attached settlement statement confirming the borrowers departing residence has been sold.

																		06/30/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708590	3473298179			20943083			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [redacted] and based on 1026.43(e) of [redacted] moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI did not include the PITI for the departure residence at [redacted] of [redacted].				Reviewer Comment (2021-07-02): resolved Buyer Comment (2021-07-02): Please clear this condition as it is stemming from associated condition. There are sufficient reserves due to departing residence being sold. Associated condition already cleared. Reviewer Comment (2021-06-07): Document from [redacted] does not confirm departure property in [redacted] was sold. Documentation refers to property in [redacted]. Exception has not been cleared. Buyer Comment (2021-06-03): Duplicate condition. Please see trailing doc uploaded on [redacted]	07/02/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708592	3473998313			20919476			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The expiration date on the Homeowner's Insurance Policy in file reflected [redacted] which is within 45 days of the Note Date. An updated policy was not found reflected the upcoming term.				Reviewer Comment (2021-05-21): Client provided new HOI effective [redacted] with term until [redacted]. Updated document is sufficient to satisfy exception. Exception cleared. Buyer Comment (2021-05-21): Please see attached.	05/21/2021			1	A		MN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708593	3474071763			20923345			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-05-13): Sufficient Cure Provided At Closing		05/13/2021		1	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708594	3474088975			20910163			Compliance	Compliance	State Compliance	Misc. State Level	Michigan CMPA Home Loan Toolkit Status	Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.					Reviewer Comment (2021-06-04): Client provided documentation to confirm borrower's receipt of Toolkit. Exception cleared.	06/04/2021			1	A		MI	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708598	3474131979			20920170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A valid changed circumstance was not provided for increase of appraisal fee on [redacted]. No cure provided for tolerance violation				Reviewer Comment (2021-05-19): Explanation was provided by client to validate the increased appraisal fee for departure property. There is no tolerance violation. Exception cleared. Buyer Comment (2021-05-18): Please see attached CIC for the increase to the appraisal fee. There was a need to use rental income which required the need of a 1025 appraisal for the conversion of the borrower's departing residence to an investment property. Please review to clear this condition.	05/19/2021			1	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708599	3474132734			20927302			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Taxes: Subject property taxes not documented		Subject property was built in [redacted] and sold to the borrowers on [redacted]. Tax information disclosure from [redacted] dated[redacted] reflects annual property taxes of [redacted] which was used in qualifying and comments state [redacted] taxes based on land and improvements, however it appears that the taxes for [redacted] were based on land only and not the improvements.				Reviewer Comment (2021-06-21): Client provided estimated tax bill for updated payment to satisfy exception. Exception cleared. Reviewer Comment (2021-06-04): Borrower must be qualified based on estimated taxes for new build not previous taxes on based on land value. Lexis Nexis report does not confirm updated or estimated taxes nor satisfies exception.	06/21/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708599	3474132734			20928927			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Discount Points were increased from [redacted] to [redacted] on the Loan Estimate dated[redacted] and a valid change of circumstance for the increase was not provided.				Reviewer Comment (2021-06-04): Valid changed circumstance was provided to satisfy exception. Exception cleared.	06/04/2021			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708601	3474162430			20953726			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet was not provided for the borrower or the co-borrower.				Reviewer Comment (2021-05-27): Lender provided spreadsheet used for cash flow analysis to satisfy exception. Exception cleared.	05/27/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708601	3474162430			20954868			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Appraisal Disclosure found on initial Loan Estimate was issued on[redacted] which was not within three days of[redacted] application date. No additional Appraisal disclosures were found in the file.				Reviewer Comment (2021-05-27): LEs from [redacted]and [redacted] were provided to satisfy exceptions. Exception cleared.	05/27/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708601	3474162430			20954909			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate found in the file was issued on [redacted] which was not dated within three days of [redacted] application.				Reviewer Comment (2021-05-27): LEs from [redacted]and [redacted] were provided to satisfy exceptions. Exception cleared.	05/27/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708601	3474162430			21102736			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	With submission of [redacted]and [redacted] LE's it was discovered that recording fee increased on [redacted] from [redacted] to [redacted] Final amount was [redacted] however, a valid change of circumstance was not provided to confirm increase of fee.				Reviewer Comment (2021-06-08): Revised CD showing cure was provided to satisfy exception. Buyer Comment (2021-06-03): please see attached	06/08/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708601	3474162430			21265245			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-08): Sufficient Cure Provided At Closing		06/08/2021		1	A		CA	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708602	3474249480			20974796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Client's Finance Charge analysis did not include the following fees: Tax Service Fee [redacted] Flood Cert [redacted] and Credit Monitoring Service [redacted].				Reviewer Comment (2021-06-04): Itemization with seller paid fees was provided to satisfy exception. Exception cleared.	06/04/2021			1	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708604	3474274539			20946355			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation to confirm new P&I payment with [redacted] was not provided.				Reviewer Comment (2021-05-21): CD was provided by client to confirm [redacted]monthly P&I payment for refinance of Forest Park property. Document is sufficient to satisfy exception. Exception cleared. Buyer Comment (2021-05-21): Please see attached final CD for [redacted] showing monthly PITIA expense. Thank you,	05/21/2021			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708606	3474287101			20942226			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Total annual non escrowed amount is [redacted] versus the Final Closing Disclosure reflecting a total annual non-escrowed amount as [redacted].				Reviewer Comment (2021-06-14): Revised CD included correct HOI and correct annual costs to clear exception	06/14/2021			1	A		PA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708606	3474287101			20942227			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The subject loan disbursed on [redacted] prior to the earliest disbursement date of [redacted]. Notary signed witness to document on [redacted] confirming closing date not of [redacted].
Reviewer Comment (2021-06-25): PER [redacted]:  Your shipment
[redacted]

  Delivered On
[redacted] at Front Door

PER [redacted] Compliance Dept [redacted] - Signed NORTC is not required to complete cure provided we have proof of borrower RECEIPT (not just delivery).  If tracking reflects package has been received by consumer we can cure after the expiration of the new rescission period.

Reviewer Comment (2021-06-23): Updated Notice to Right to Cancel was provided.  Borrower did not acknowledge/sign to confirm receipt of new RTC. Exception cannot be cleared without borrower acknowledging new recession period was started.

Buyer Comment (2021-06-18): [redacted]: We noticed that, which is why we reopened recission. We are not going to be able to get the notary to change the date on the notary acknowledgment, it is a record that cannot be modified. We have reopened recission, and provided the document. Please confirm why this is still outstanding.

Reviewer Comment (2021-06-17): Discrepancy appear to be with notary signature date on Security Instrument.  Notary witnessed transaction on [redacted] not note date of [redacted].

Buyer Comment (2021-06-15): [redacted]: Can we be provided with any reason why this does not clear the exception. Reuploading redisclosure package which includes an ROR.

Reviewer Comment (2021-06-14): Documentation provided does not clear exception

																		06/25/2021			1	A		PA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708606	3474287101			20942347			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	QM (APOR) Fail due to missing Third Party Verification of Employment for the Primary Borrower's Self Employment with [redacted]				Reviewer Comment (2021-06-10): TPV was performed with business license. Business license was in file. Exception cleared.	06/10/2021			1	A		PA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708606	3474287101			20946245			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third Party Verification of Employment was not provided for the Primary Borrower's Self Employment with [redacted].				Reviewer Comment (2021-06-10): TPV was performed with business license. Business license was in file. Exception cleared.	06/10/2021			1	A		PA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708607	3474289159			20924419			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Valid changed circumstance was not found for increase of Recording Fees. No cure provided for tolerance violation. No cure provided for tolerance violations
Reviewer Comment (2021-06-08): Documentation to confirm borrower withdrew previous loan was provided to satisfy exception.  Exception satisfied.

Reviewer Comment (2021-06-04): The decline letter was dated [redacted].  Prior to the issuance of the [redacted] and [redacted] Loan Estimates.  Additional the loan number on the [redacted] letter differs from the Loan Estimates.

Buyer Comment (2021-06-02): [redacted] [redacted] never changes loan numbers. The client was denied the product they previously applied for and started a new application. Attached is the statement of credit denial from that loan. We are not bound to these fees from a previous loan program that the client no longer is applying for.

Reviewer Comment (2021-06-01): LE was issued for property prior to new loan number and lender is bound to those fees.  A new loan number is not a valid change of circumstance.  A valid change of circumstance is required for increased recording fees

Buyer Comment (2021-05-27): [redacted]: see evidentiary doc, and look at the loan number on the [redacted]LE you are referencing. That LE is NOT for this loan. Please clear this condition.

Reviewer Comment (2021-05-26): Initial LE was issued on [redacted]

Buyer Comment (2021-05-25): [redacted]: The initial loan estimate on this loan dated [redacted]showed a total recording fee of [redacted]please review your calculations and please clear this condition.

																		06/08/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708609	3474449761			20943215			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Reliable Third Party Source Employment documentation for the borrower's Self-Employment at [redacted] was not found.				Reviewer Comment (2021-06-21): SOS documentation satisfies exception. Exception cleared. Buyer Comment (2021-06-17): Please see attached SOS website search showing the business as open and active within 10 days of the note date. Thank you,	06/21/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708610	3474462726			20988330			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy coverage of [redacted] is less than the loan amount of [redacted].				Reviewer Comment (2021-06-04): Final title was provided to clear exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached Final Title Policy with sufficient coverage. Please review to clear this condition.	06/04/2021			1	A		CO	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708610	3474462726			21012154			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2021-07-06): corrected	07/06/2021			1	A		CO	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708611	3474483813			20960972			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Verification of the existence of the borrowers business, [redacted]. within 120 calendar days prior to the note date was not provided.				Reviewer Comment (2021-06-07): Documentation was provide to satisfy exception. Exception cleared. Buyer Comment (2021-06-04): See attached	06/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708611	3474483813			20960973			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Verification of the existence of the borrowers business, [redacted]. within 120 calendar days prior to the note date was not provided.				Reviewer Comment (2021-06-07): Documentation was provide to satisfy exception. Exception cleared. Buyer Comment (2021-06-03): please see attached	06/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708611	3474483813			20960974			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Valid change of circumstance was not provided for the increase of the appraisal fee from [redacted] to [redacted].				Reviewer Comment (2021-06-07): Correspondence with appraiser was provided confirm date appraiser requested increase in fee to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): see attached	06/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708611	3474483813			20961222			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Loan Disclosure amount of estimated property Cost of 1 year of should be [redacted] vs [redacted] The homeowner association dues were [redacted] versus [redacted] per month.				Reviewer Comment (2021-06-07): HOA coupon was provided to confirm HOA to satisfy exception. Exception cleared. Buyer Comment (2021-06-04): Please see HOA coupon attached which supports what was disclosed	06/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708611	3474483813			20962122			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Recording Fees increased from [redacted] to [redacted].				Reviewer Comment (2021-06-07): CIC was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-03): see CIC form attached which confirms the fee increased for a quitclaim deed	06/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708613	3474509120			20945492			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2021-06-07): Final Title was provided to clear exception.	06/07/2021			1	A		HI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708613	3474509120			20946536			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy Coverage is less than Original Loan Amount.		There is no evidence of updated Title Policy or Title Supplement with correct loan amount of $[redacted].				Reviewer Comment (2021-06-07): Final Title was provided to clear exception. Buyer Comment (2021-06-02): see attached	06/07/2021			1	A		HI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708613	3474509120			20947914			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2021-06-14): Item was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-10): Please see attached	06/14/2021			1	A		HI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708613	3474509120			20947975			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	There is no evidence of delivery date of [redacted]LE to confirm receipt at least four days prior to [redacted] closing date.				Reviewer Comment (2021-06-07): Evidentiary documentation was provided to confirming receipt of TRID documents. Exception satisfied. Buyer Comment (2021-06-04): see attached	06/07/2021			1	A		HI	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708613	3474509120			20947989			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-05-14): Sufficient Cure Provided At Closing		05/14/2021		1	A		HI	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708613	3474509120			20948058			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	A Closing Disclosure dated [redacted] was issued at least three days prior to closing on [redacted]; however, there was no evidence in the file confirming the borrower's receipt of this Closing Disclosure dated [redacted] at least three business days prior to closing.				Reviewer Comment (2021-06-07): Evidentiary documentation was provided to confirming receipt of TRID documents. Exception satisfied. Buyer Comment (2021-06-04): see attached	06/07/2021			1	A		HI	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708614	3474517657			20945042			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is a hazard insurance coverage short fall of [redacted] The Hazard Insurance Binder reflects Dwelling Coverage of [redacted] + an additional [redacted] in additional coverage for other structures for combined coverage of [redacted] versus the loan amount of [redacted].				Reviewer Comment (2021-06-07): HOI cert was provided to confirm replacement cost on HOI. Exception cleared Buyer Comment (2021-06-02): Please see the attached processor cert confirming the home is insured to replacement cost.	06/07/2021			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708614	3474517657			20961693			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The Final Closing Disclosure provided on [redacted] disclosed a Finance Charge in the amount of [redacted] versus a Calculated [redacted] Calculation of Finance Charge as follows: Total Payments of [redacted] + Finance Fees of [redacted] = [redacted] - Loan Amount of [redacted] = [redacted] which exceeds the [redacted] allowable Tolerance.				Reviewer Comment (2021-06-07): Itemization of fees paid by seller were provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please exclude the [redacted]Processing fee, [redacted]Underwriting Fee and [redacted]Title-Settlement or Closing fee from testing. Per the CD addendum, these fees were paid by the seller.	06/07/2021			1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708615	3474571631			20954299			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify the property at [redacted] was owned free and clear was not found in the file.				Reviewer Comment (2021-06-04): [redacted] search confirms no liens were found on this property. Exception cleared.	06/04/2021			1	A		IN	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708618	3474642161			20957119			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Annual Homeowner Association Dues are [redacted] or [redacted] per month. Non-escrowed Property Costs over Year 1 should be [redacted] versus [redacted].				Reviewer Comment (2021-06-09): Revised CD with correction to Non Escrowed Costs over Year 1 was provided to satisfy exception Exception cleared. Buyer Comment (2021-06-07): see attached	06/09/2021			1	A		AZ	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708618	3474642161			20957871			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Note date is[redacted] and Hazard Insurance policy expires[redacted].				Reviewer Comment (2021-06-09): Updated HOI expiring in [redacted] was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-04): see attached	06/09/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708619	3474644295			20960367			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-05-17): Sufficient Cure Provided At Closing		05/17/2021		1	A		UT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708620	3474723544			20960965			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of co-borrower's employment with [redacted]. was performed on[redacted] and the Note date was[redacted].				Reviewer Comment (2021-05-28): Client submitted recertification of verbal verification of employer performed on [redacted]within 10 days of note date to satisfy exception. Exception cleared. Buyer Comment (2021-05-27): Please see attached VOE completed [redacted]. The borrower was still employed. Please review to clear this condition.	05/28/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708622	3474812690			20961523			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	Evidence that the borrower's self employment within 120 calendar days prior to the note date was not provided.				Reviewer Comment (2021-06-08): Third party documentation was provided to satisfy exception. Buyer Comment (2021-06-03): Duplicate condition. Please see the trailing doc uploaded on [redacted]	06/08/2021			1	A		OH	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708622	3474812690			20961525			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation.	Evidence that the borrower's self employment within 120 calendar days prior to the note date was not provided.				Reviewer Comment (2021-06-21): Documentation was provided to satisfy exception Buyer Comment (2021-06-16): This was cleared on an associated condition. Please review to clear this condition. Verification of employment was provided.	06/21/2021			1	A		OH	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708622	3474812690			20961539			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Evidence that the borrower's self employment within 120 calendar days prior to the note date was not provided.				Reviewer Comment (2021-06-08): Third party documentation was provided to satisfy exception. Buyer Comment (2021-06-03): Duplicate condition. Please see the trailing doc uploaded on [redacted]	06/08/2021			1	A		OH	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708622	3474812690			20961540			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Lender credit was previously disclosed as -[redacted] and final lender credit was [redacted] Documentation to support the change in the lender credit was not provided.				Reviewer Comment (2021-06-08): COC provided confirmed change in fees were acceptable. Exception cleared. Buyer Comment (2021-06-03): Per the attached redisclosure history form, the lender credits were reduced after the appraisal was received. Appraised value caused change to LTV. .	06/08/2021			1	A		OH	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708622	3474812690			20961542			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Loan Discount Points increased from [redacted] to [redacted] and an acceptable change of circumstance was not provided.				Reviewer Comment (2021-06-08): COC provided confirmed change in fees were acceptable. Exception cleared. Buyer Comment (2021-06-03): Please see the Re-disclosure History confirming the discount points increased after the appraisal report was received. The value came in lower than expected causing a change in LTV. Trailing doc uploaded [redacted]	06/08/2021			1	A		OH	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708622	3474812690			20971445			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Evidence that the borrower's self employment within 120 calendar days prior to the note date was not provided.				Reviewer Comment (2021-06-08): Third party documentation was provided to satisfy exception. Buyer Comment (2021-06-03): Duplicate condition. Please see trailing docs uploaded [redacted]	06/08/2021			1	A		OH	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708624	3474922037			20962256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	No cure provided for tolerance violation for increase of Recording Fee from [redacted] to [redacted] and addition of Title - Deed Preparation Fee of [redacted].				Reviewer Comment (2021-06-08): Disclosure history confirms that fee was increased due to lender discovering subject was a PUD vs SFR which is a valid COC. Exception cleared. Buyer Comment (2021-06-03): Per the attached Redisclosure History, the deed prep fee and recording fees were updated when the property type changed on [redacted].	06/08/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708624	3474922037			20962260			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	No cure provided for tolerance violation for increase of Title - Settlement/Closing/Escrow Fee from [redacted] to [redacted].				Reviewer Comment (2021-06-08): Disclosure history confirms that fee was increased due to lender discovering subject was a PUD vs SFR which is a valid COC. Exception cleared.	06/08/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708625	3474977535			20965473			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard Policy expires [redacted] and Note date is [redacted] and expires within 45 days of the Note and there is no evidence of renewal policy in the file.				Reviewer Comment (2021-06-07): Updated HOI expiring in [redacted] was provided to satisfy exception. Exception cleared.	06/07/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708627	3474986404			20984287			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.
Acceptable fully documented Change of Circumstances were not found to verify the changes in the lender credit from the time of the initial Loan Estimate to the Final Closing Disclosure Statement.  The Loan was initial locked on [redacted] with discount points in the amount of [redacted]  The Re-Disclosure History found in the file reflects changes on [redacted] due to a reduction in the appraised value.  An appraisal reflecting this value was not found in the file. A change was made on [redacted]increasing the interest rate from 3.25% to 3.375% with changes to the discount and lender credit.  There is no evidence verify the borrower requested the increase.  In addition, the only rate lock found in the file reflected 3.25%.  A subsequent change was then made on [redacted]changing the rate back to 3.25% and increasing discount fee to [redacted] which was above the discount fee of [redacted] that was originally quoted for the rate of 3.25%.  Further clarification is needed in order to determine if the increase in the discount fee is valid.
																	Reviewer Comment (2021-05-18): Sufficient Cure Provided At Closing		05/18/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708627	3474986404			20984288			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.	The Disclosure Tracking Report indicates a second appraisal was needed and the fee was added with the Loan Estimate dated [redacted]. Although there were two appraisal invoices in the file from [redacted], the actual second or first appraisal was not found in the file in order to support the addition of the second appraisal was in fact an acceptable increase.				Reviewer Comment (2021-05-18): Sufficient Cure Provided At Closing		05/18/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708627	3474986404			20988813			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in the file indicates the appraisal was not provided to the borrower until [redacted] and an appraisal waiver was not found.
Reviewer Comment (2021-06-07): Notice sent to client on [redacted]was provided to confirm recipt of appraisal and satisfy exception. Exception cleared.

Buyer Comment (2021-06-02): The previously provided documentation was inaccurate. That was auto generated for the CDA which does not follow appraisal timing guidelines. Please see attached Appraisal Disclosure showing the borrower received the true appraisal [redacted]. Please review to clear this condition.

Reviewer Comment (2021-05-28): The document was provided on [redacted]. The loan disbursed on [redacted].  Three day window was not met.

Buyer Comment (2021-05-27): Please see page 836. This was provided to the borrower [redacted] stating the appraisal has been provided to the borrower. Please review to remove this condition from reporting.

																		06/07/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708628	3474988704			20968656			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	1. Documentation was not found for evidence of property taxes for the property at [redacted]. 2. Documentation was not found for evidence of the homeowner's insurance for the property located at [redacted].				Reviewer Comment (2021-06-04): HOI and RE taxes were provided to satisfy exception. Exception Cleared.	06/04/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708629	3475022530			20972152			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The amount of the estimated non-escrowed property costs over 1 year on page 4 should be [redacted] versus [redacted] Difference appears to be based on Annual Premium on HOI. Most recent policy reflects annual premium of [redacted] Client used [redacted]				Reviewer Comment (2021-06-28): PCCD with revised page 4 was provided to satisfy exception. Exception cleared Buyer Comment (2021-06-23): Please see the attached PCCD correcting the non escrowed property costs over 1yr, letter to the borrower and proof of delivery. Reviewer Comment (2021-06-09): HOI annual premium is [redacted]based on HOI on page 525. Annual premium used for estimated costs was [redacted]($134.59) Buyer Comment (2021-06-08): Per the final CD, the non escrowed costs are [redacted]per month.[redacted]	06/28/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708629	3475022530			20972210			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Right to Cancel form version H9 should have been utilized for refinancing by the same creditor.				Buyer Comment (2021-06-08): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			06/08/2021	2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708635	3475433293			20993686			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Missing Document	Final Title Policy is missing. No evidence of title in file.		Title commitment or final title policy were not provided.
Reviewer Comment (2021-07-09): .

Reviewer Comment (2021-06-24): Preliminary title provided

Buyer Comment (2021-06-23): Please see the attached title commitment.

Reviewer Comment (2021-06-22): Please provided evidence of title as no evidence in file.

Buyer Comment (2021-06-18): This exception should be removed as Final Title is a trailing document and will be provided when it becomes available, most likely post funding.

Reviewer Comment (2021-06-10): Per clients request.  Client accidentally waived exception.

Buyer Comment (2021-06-08): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-06-07): Awaiting documentation from client to satisfy exception.

Buyer Comment (2021-06-02): The Final Title is a trailing document and will be provided when it becomes available.

																		07/09/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708635	3475433293			20993820			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	1) Mortgage statement with Homepoint Financial for [redacted] confirming payment of [redacted] was not provided. This property was refinanced on [redacted]. 2) Mortgage statement with Homepoint Financial for [redacted] confirming payment of [redacted] was not provided. This property was refinanced on [redacted]. 3) Mortgage statement with Homepoint Financial for [redacted] confirming payment of [redacted] and includes escrows for taxes and insurance was not provided. This property was refinanced on [redacted].				Reviewer Comment (2021-06-07): Client provided CD/Closing statements to confirm new payments on all three properties to satisfy exception. Exception Cleared. Buyer Comment (2021-06-02): [redacted] Please see the attached CD's for [redacted] and the first payment letter for [redacted] to verify the payments for each.	06/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708635	3475433293			20994480			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Unable to determine as title commitment was not provided.				Buyer Comment (2021-06-08): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			06/08/2021	2	B		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708635	3475433293			21474285			Credit	Credit	Credit Documentation	Missing Document	No evidence of fraud report in file	-	Missing fraud report.				Reviewer Comment (2021-06-30): Acceptable. Buyer Comment (2021-06-29): see attached Reviewer Comment (2021-06-24): Missing fraud report. Exception remains. Buyer Comment (2021-06-23): Please see the credit report on page 339/862 of the loan file for a copy of the credit report.	06/30/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708639	3475525568			20993059			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-05-19): Sufficient Cure Provided At Closing		05/19/2021		1	A		UT	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708640	3475532267			20993457			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The initial Loan Estimate issued on [redacted] did not reflect and Underwriting Fee. The Underwriting fee of [redacted] was added on the Loan Estimate issued on [redacted] when the loan was locked. The rate lock would not be an acceptable change and a valid change of circumstance for the addition of this fee was not found.				Reviewer Comment (2021-06-21): PCCD was provided to show cure and satisfy exception. Exception cleared. Buyer Comment (2021-06-16): Please see the attached PCCD, letter to client, copy of check and proof of delivery.	06/21/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708640	3475532267			21000801			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify the P&I payment is in fact [redacted] for the new mortgage with [redacted] for the property at [redacted].				Reviewer Comment (2021-06-10): CD confirmed payment on property. Exception cleared. Buyer Comment (2021-06-09): Please see the attached non subject Closing Disclosure confirming the PITI payment for [redacted]	06/10/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708640	3475532267			21466979			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-21): Sufficient Cure Provided At Closing		06/21/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708641	3475537459			20990626			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Valid changed circumstance was not provided for [redacted] increase of the recording fee. No cure was included on final CD.				Reviewer Comment (2021-06-21): Valid COC provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-16): Please see attached cic for the increase to the recording fee. The property was confirmed to be a PUD and required a PUD rider. Please review to clear this condition.	06/21/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708641	3475537459			20997370			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Discrepancy is due to mismatch in RE Taxes. In state of [redacted], taxes on purchase are based on [redacted] of purchase price. Escrow was based on difference amount.				Reviewer Comment (2021-06-30): Actual tax per tax bill reflects [redacted] Loan qualified at higher rate. Buyer Comment (2021-06-28): Please see attached updated Tax Cert with the correct amount used for taxes for the transfer of this property. Please review to clear this condition and all associated conditions.	06/30/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708641	3475537459			21605000			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	In year one, the borrower will make [redacted] escrow payments. Amount should be [redacted] versus [redacted].				Reviewer Comment (2021-06-30): 12 months of [redacted] Buyer Comment (2021-06-28): The escrow does not go away after 11 monhts. The correct amount was disclosed for costs over year 1 please review to clear this condition.	06/30/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708641	3475537459			21605169			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	There appears to be a discrepancy with RE Taxes disclosed on PCCD and amount listed on tax cert. Tax cert estimated taxes as [redacted] semiannually where it appears [redacted] was used in Escrow Disclosure. Per calibration call, client will base taxes from future calculation amount found on [redacted] tax cert.				Reviewer Comment (2021-06-30): Tax cert supplied. Buyer Comment (2021-06-28): Please see attached updated Tax Cert with the correct amount used for taxes for the transfer of this property. Please review to clear this condition and all associated conditions.	06/30/2021			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708641	3475537459			21605170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	There appears to be a discrepancy with RE Taxes disclosed on PCCD and amount listed on tax cert. Tax cert estimated taxes as [redacted] semiannually where it appears [redacted] was used in Escrow Disclosure. Per calibration call, client will base taxes from future calculation amount found on [redacted] tax cert.				Reviewer Comment (2021-06-30): Tax cert supplied. This ties with the other exception on loan, which also was cleared.	06/30/2021			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708641	3475537459			21605171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	There appears to be a discrepancy with RE Taxes disclosed on PCCD and amount listed on tax cert. Tax cert estimated taxes as [redacted] semiannually where it appears [redacted] was used in Escrow Disclosure. Per calibration call, client will base taxes from future calculation amount found on [redacted] tax cert.				Reviewer Comment (2021-06-30): Same as above.	06/30/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708645	3475712731			21006125			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The initial loan estimate dated [redacted] was delivered by E-Sign on [redacted].				Reviewer Comment (2021-06-08): Documentation was provided to confirm that E-sign disclosure was delivered to the client within three days of application. Exception is cleared. Buyer Comment (2021-06-03): please see the attached eSign audit log that shows the timing of when the initial LE was delivered, reviewed and signed by the client. All actions were within the required timeframe. Please clear. Thank you,	06/08/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708647	3475719077			21013381			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	There is no evidence of delivery date of Initial Closing Disclosure.				Reviewer Comment (2021-06-04): Documentation to confirm receipt of CD prior to closing was provided to satisfy exception. Exception satisfied Buyer Comment (2021-06-02): Please see attached Evidentiary Document showing the borrower received the CD on [redacted]. Please review to clear this condition.	06/04/2021			1	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708649	3475755477			21004349			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-06-09): Revised title commitment was provide to satisfy exception. Exception cleared. Buyer Comment (2021-06-04): please see attached title policy showing the correct loan amount. Thank you,	06/09/2021			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708650	3475793134			21004703			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of the co-borrower's employment with the [redacted] was dated [redacted] which is not within 10 calendar days of the Note date, [redacted].				Reviewer Comment (2021-06-07): Updated VVOE was performed within 10 days of Note date. Exception cleared. Buyer Comment (2021-06-02): Please see attached VVOE for Elizabeth dated [redacted] which is within 10 days of the note date. Please clear. Thank you,	06/07/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708654	3475814585			21015849			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Legal description was not attached to the Security Instrument or found as a separate exhibit in the file.				Reviewer Comment (2021-06-23): Legal Description attached to Security Instrument was provided to clear exception. Buyer Comment (2021-06-18): Please see attached Reviewer Comment (2021-06-04): Legal description from title was submitted. This is not the legal description attached to Mortgage recorded by county. Exception has not been cleared. Buyer Comment (2021-06-02): Please see attached Legal Description	06/23/2021			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708654	3475814585			21015864			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-06-23): Update Title Commitment was provided to satisfy exception Exception cleared. Buyer Comment (2021-06-18): Please see attached	06/23/2021			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708655	3475846273			21006677			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Documentation for the subject property hazard insurance is missing from the file.				Reviewer Comment (2021-06-07): HOI policy was provide to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached	06/07/2021			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708655	3475846273			21019251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	There was no documentation provide to confirm borrower's receipt of [redacted] at least thee days prior to [redacted] closing				Reviewer Comment (2021-06-07): Evidentiary Document confirmed timely receipt of initial CD. Exception cleared. Buyer Comment (2021-06-02): Please see attached Evidentiary Document showing the borrower received the CD within the required time.	06/07/2021			1	A		NC	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708658	3475956631			21013722			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Title - Settlement/Closing/Escrow Fee increased from [redacted] to [redacted] and a cure was not provided.				Reviewer Comment (2021-06-10): Client provided revised CD confirming cure to borrrower to satisfy exception. Exception cleared. Buyer Comment (2021-06-09): Please see attached Redisclosure Package including corrected CD, UPS Lable, LOE to the borrower and a copy of the check. Please review to clear this condition.	06/10/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708658	3475956631			21299966			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-10): Sufficient Cure Provided At Closing		06/10/2021		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708660	3475982627			21034165			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Homeowner's policy for the subject has a policy period from [redacted] to [redacted]. An updated policy was not provided.				Reviewer Comment (2021-06-14): Current HOI policy was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-09): Please see attached.	06/14/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708661	3475983185			21019822			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Copy of the Closing Disclosure was not found to verify the new refinance with [redacted] for the borrower's primary residence located at [redacted] which closed simultaneously with the subject per notes found in the file. This is needed in order to verify payoff of the existing debt to [redacted] as well as to verify the PITI is in fact [redacted].				Reviewer Comment (2021-06-04): Final CD was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached CD for this associated property.	06/04/2021			1	A		CA	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708665	3476100133			21025067			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2021-06-09): Client provided CDA to satisfy exception. Exception cleared. Buyer Comment (2021-06-07): Please see attached CDA supporting the value. Please review to clear this condition.	06/09/2021			1	A		TX	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708667	3476247538			21033655			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify the payoff of the existing debt with [redacted] and new loan with [redacted] for the property located at [redacted] to verify the P&I payment was [redacted] as utilized in qualifying.				Reviewer Comment (2021-06-07): CD from close of property was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached CD for the associated property. Please review to clear this condition.	06/07/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708668	3476352417			21044058			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Actual property costs over one year was [redacted] versus [redacted] based on total monthly taxes and insurance expenses were [redacted] Final CD listed total as [redacted].
Reviewer Comment (2021-06-28): PCCD was provided to revised tax amounts which satisfied exception

Buyer Comment (2021-06-24): please see attached. We updated the CD to reflect [redacted]annual and [redacted]monthly. This is based upon [redacted]annual tax and [redacted]for HOI as we do not include the [redacted]processing fee as part of the premium

Reviewer Comment (2021-06-22): Awaiting for client's response on this topic discussed in previous calibration call.

Buyer Comment (2021-06-17): Please re-review the documentation provided. The amount disclosed is correct based up [redacted]for HOI shown on the dec page and [redacted]for tax. Please clear this exception as it is not valid

Reviewer Comment (2021-06-10): Discrepancy in HOI payment.  Client used total premium [redacted]whereas [redacted] is using annual premium [redacted] Please confirm premium per client's policy in next calibration call.

Buyer Comment (2021-06-09): The property costs disclosed are accurate based upon [redacted]for HOI and [redacted]for tax

																		06/28/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708669	3476353326			21027784			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	FEMA disaster declaration due to Severe Winter Storms beginning [redacted] and ending [redacted]. A post disaster inspection is required verifying there was no damage to the subject. The appraisal only addresses the FEMA disaster dated [redacted] for Hurricane Hanna.
Reviewer Comment (2021-06-17): [redacted] has both Individual and Public Assistance designation.  Exception cleared.

Buyer Comment (2021-06-15): As mentioned in the first rebuttal, our guidelines only require a disaster inspection for counties with an Individual Assistance ONLY designation. This county has both public and individual. No Disaster inspection is needed. Please review to clear this condition as this meets guidelines.

Reviewer Comment (2021-06-14): FEMA Map provided by client confirms [redacted] is in Individual Assistance county and per client's guides, an inspection would be required.  Exception is valid.

Buyer Comment (2021-06-10): Please see attached

Reviewer Comment (2021-06-08): Attached documents from FEMA were not provided for review.  Exception is still valid.

Buyer Comment (2021-06-02): Our guidelines only require a disaster inspectin for counties in Individual Assistance only designation. Please see attached showing Bexar County is in individual AND Public Assistance. This meets guidelines and a disaster inspection is not required. Please review to clear this condition.

																		06/17/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708673	3476454821			21042056			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only one month of assets were provided.				Reviewer Comment (2021-06-07): Additional months asset statement was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached 2 months statements for this account. Multiple accounts are listed on the same statement. Please review to clear this condition.	06/07/2021			1	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708674	3476455472			21038024			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	The revised Loan Estimate increasing the recording fees due to the addition of a Quit Claim Fee was not issued until [redacted]. The Title Commitment is dated [redacted] and indicates it was issued on [redacted]. This would have been the documentation received in order to determine a Quit Claim Deed was needed in order to remove the property from the Trust. The revised Loan Estimate was not issued timely in order to provide a valid Change of Circumstance for the increase in the 10% fees. A tolerance cure is required in the amount of [redacted].				Reviewer Comment (2021-06-17): Client confirmed receipt of title on [redacted] which confirms timing of [redacted] increase Reviewer Comment (2021-06-10): Per Approval, loa[redacted]tle was reviewed on [redacted]but fee was not disclosed to borrower until [redacted] which is not within timely manner. Exception still valid. Buyer Comment (2021-06-09): PLease see CIC form attached confirming this was the result of a quitclaim deed and extra pages had to be recorded	06/17/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708680	3476555012			21063504			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation was not found to verify property taxes for the property at [redacted] or evidence they are included in the mortgage payment to Unison bank.				Reviewer Comment (2021-06-08): Property is a Mobile home, Lot rent info was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): This property is a mobile home in a mobile home park. There are no property taxes the owner is responsible for. Attached is the Ground Rent statement otherwise known as Lot Fees. Please also see the HOI dec page for this property supports this statement as well. Please review to clear this condition.	06/08/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708681	3476557569			21061167			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Version H-9 for The Notice of Right to Cancel should have been utilized versus H-8 since the refinance was with the same creditor.				Buyer Comment (2021-06-02): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			06/02/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708682	3476562681			21070446			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A fee for a Comparable Rent Schedule for an additional property the borrower owned was entered as a second Appraisal Fee on the Closing Disclosure in Section B versus Section H. A Change of Circumstance for this fee was issued on [redacted]incorrectly increasing the appraisal fee for the subject property and subsequently removed on [redacted]. A tolerance cure in the amount of [redacted] is required due to the incorrect placement of the fee.
Reviewer Comment (2021-06-30): Redisclosure package provided

Buyer Comment (2021-06-30): please see redisclosure package attached

Reviewer Comment (2021-06-29): From [redacted] Compliance:   The exception is valid as stands.  For the addition of the fee to be a valid changed circumstance, the lender would have to provide additional documentation/information to prove they were unaware at the time of application that the additional appraisal fee would not be required. If they show there was a change in investors/programs as the reason, they must prove/document the change was due to borrower ineligibility on the initial program that caused the change in programs that would then require the additional appraisal.
Based on file documentation, it appears lender should have been aware at application of the additional fee and should have been disclosed to borrower at application.

Buyer Comment (2021-06-29): This was escalated and discussed on our call, please let us know if this can be cleared as is based upon our conversation

Reviewer Comment (2021-06-28): This is a violation of TRID.  This fee was known at application and was not disclosed to the borrower more than three days after application.  Cure was not found.  Item can be discussed in next calibration call.

Buyer Comment (2021-06-24): see attached

Reviewer Comment (2021-06-22): Based on initial 1003 signed on [redacted] both Kraft and Morella rental properties were listed as rental properties with positive rental income.  Client is not stating what event occurred on [redacted]to trigger a COC to include new fee.  It appears that it was known at application that this 1007 fee would be required.  Cure is required.  Item can be discussed on next calibration call

Buyer Comment (2021-06-17): Page 2 of the CIC form provided shows the appraisal fee increased from [redacted]to [redacted]on [redacted]and redisclosed on [redacted] These were ordered to get the 1007 for the two non-subject properties at [redacted] and [redacted]. The fee was decreased down as we only needed the 1007 for [redacted] as [redacted] was being sold and excluded from ratios. The CIC form shows the cancellation of the order on [redacted] and it was redisclosed the same date. Please clear this exception as it is not valid

Reviewer Comment (2021-06-10): [redacted] believes there is a timing issue with addition and disclosure of this file to the borrower.  A fee was added on [redacted]then re-disclosed correctly a week later does not meet timing requirements. Additionally, the event that triggered the additional fee was not described.  The initial 1003 indicates that [redacted] was an investment property that rental income was being used for qualification.  Exception is still valid.

Buyer Comment (2021-06-09): Please see the appraisal invoice attached which confirms the fee increase was the result of ordering the 1007. This is a valid CIC which was disclosed in good faith in the required time frame per TRID. Please clear this exception

																			06/30/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214708685	3476682685			21066536			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description was not provided for review.				Reviewer Comment (2021-06-08): Mortgage with attached legal description was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-06-02): Please see attached Mortgage with Legal Description. Please review to clear this condition.	06/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708685	3476682685			21087992			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal VOE for the borrower was dated [redacted] and the loan did not close until [redacted]. This is not within 10 business days of closing as required.				Reviewer Comment (2021-06-08): Updated VVOE was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-06-02): Please see attached VOE Recert completed 4.21.21. Please review to clear this condition.	06/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708686	3476706741			21072479			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Legal Description was not included with security instrument as indicated on page one.				Reviewer Comment (2021-06-14): Recorded Mortgage with rider was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-10): Please see attached Recorded Mortgage with the Legal Description as the final page. Please review to clear this condition. Reviewer Comment (2021-06-08): Item provided was legal from title commitment. Legal Description attached to Security Instrument was not provided. This does not satisfy exception. Exception still valid. Buyer Comment (2021-06-02): Please see attached Legal Description	06/14/2021			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708686	3476706741			21073250			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	There is no proof provided to confirm that borrowers received initial CD issued on [redacted] at least three days prior to closing.				Reviewer Comment (2021-06-08): Evidentiary Document confirms receipt in timely manner to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached Evidentiary Document Showing the borrower received the disclosure on time. Please review to clear this condition.	06/08/2021			1	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708686	3476706741			21073422			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	There is no proof the borrower received the [redacted] LE at least four days prior to consummation on [redacted]				Reviewer Comment (2021-06-08): Evidentiary document confirms timely receipt to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached Evidentiary Document Showing the borrower received the disclosure on time. Please review to clear this condition.	06/08/2021			1	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708686	3476706741			21078322			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Borrower was required to document 12 months of reserves for [redacted] Only [redacted] was verified. Based on assets provided [redacted]
Reviewer Comment (2021-06-14): Client provided terms of withdrawn from deferred compensation.  Client does have access to funds.  Assets can be used as reserves and reserves requirement was met.  Exception cleared

Buyer Comment (2021-06-10): Please see attached Terms of Withdrawal confirming the borrower can access these funds prior to retirement. Please review to clear this condition as the borrower has sufficient reserves.

Reviewer Comment (2021-06-08): [redacted] does not appear to be a financial or 401k account but a pension statement.  Funds in this plan cannot be used unless it can be documented that the borrower has access to funds prior to termination of employment.  Documentation provided does not satisfy exception.

Buyer Comment (2021-06-02): Please see attached IRA statement for reserves. The borrower has sufficient reserves. Please review to clear this condition.

																		06/14/2021			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708688	3476751323			21088559			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1. Documentation was not found to support the omission of the rental loss in the monthly amount of [redacted] for the property located at [redacted]. 2. The property located at [redacted] was not reflected on the final loan application in file for the Co-Borrower [redacted]. Based on the Underwriting Transmittal in file, the income for this property was utilized in qualifying.
Reviewer Comment (2021-06-08): Client has provided confirmation that 1215 Daisy is still owned by second coborrower.  This results in an increase of DTI that exceeds client's guides.  This will clear this exception but additional exception for exceeding ratios limits will be added.

Buyer Comment (2021-06-02): There are two different 1003's. The first contains the first two borrowers, the second contains the third borrower. The Rental Loss is included on the 1003 pg 4. This loss was accounted for for B2's property at 1518 Vine St. The 3rd borrower's property is listed on pg 4 of the second 1003. Please review to clear this condition.

																		06/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708688	3476751323			21253296			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Result with confirmation that property at [redacted] was indeed still owned by second co-borrower. This rental loss of [redacted] was not included in 44.08% ratios listed on final transmittal. Including loss into ratios now increases DTI to 47.82% exceeding 45% limit.
Reviewer Comment (2021-06-22): Total DTI does not exceed 45%.  Exception cleared.

Buyer Comment (2021-06-15): Please see attached HOI for this property. The corect taxes were used of [redacted]and the HOI taken from the dec page only is [redacted]3732+404 = 4136/12=344.66/month. The amount for HOI was used in factoring the rental income as previously provided from the tax returns. Please review to clear this condition.

Reviewer Comment (2021-06-14): There is a discrepancy with loss borrower was qualified with and [redacted] calculation.  Discrepancy is based on taxes and insurance used for this property.  Actual T&I payment was calculated at [redacted](Taxes from Property Hub [redacted]+ Insurance from Schedule E [redacted] Borrower was qualified with only [redacted]

Buyer Comment (2021-06-10): Please see attached for figures taken from tax returns for the rental income for this property. Please review to clear this condition as the DTI is accurate.

																		06/22/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214708690	3476911980			21073965			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The Certification of Appraisal Delivery reflects appraisal delivery date of [redacted], however the appraiser signed the report on [redacted].				Reviewer Comment (2021-06-08): Documentation was provided to confirm delivery of appraisal on [redacted] Buyer Comment (2021-06-02): Please see attached Certification of Appraisal Delivery. Please review to clear this condition.	06/08/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738025	3469512719			21083900			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The Notice of Special Flood Hazard Disclosure was issued on [redacted], however the disclosure was not signed by the borrower. The Flood Insurance Acknowledgement was signed by the borrower, however it was not dated.				Reviewer Comment (2021-06-17): Client documented that Flood Notice was received by the borrower on date of approval Reviewer Comment (2021-06-11): Client documented that Flood Notice was received by the borrower on date of approval Buyer Comment (2021-06-08): The Notice is not required to to be signed. The Acknowledgement isn't required to be dated. Please review to clear this condition.	06/17/2021			1	A		FL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738025	3469512719			21521999			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-23): Sufficient Cure Provided At Closing		06/23/2021		1	A		FL	Second Home	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738026	3469667041			21084351			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___					Reviewer Comment (2021-06-30): Grade 1 - clearing	06/30/2021			1	A		WA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738026	3469667041			21084977			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Verbal verification of employment for the borrower's employment with [redacted] dated [redacted] states the contact person with the employer was The Work Number, however The Work Number verification was not provided.				Reviewer Comment (2021-06-11): TWN verification was provided to satisfy exception. Exception cleared Buyer Comment (2021-06-08): Please see attached	06/11/2021			1	A		WA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738026	3469667041			21088425			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	Recording Fees increased from [redacted] to [redacted] and a fee for Deed Preparation of [redacted] was added. The title commitment was effective [redacted] and issued on [redacted] and the Change of Circumstance was dated [redacted] to increase the Recording Fee-Deed and Title-Deed Preparation Fee which is not within the allowable 3 days for re-disclosure. Required cure of [redacted] was not provided.
Reviewer Comment (2021-06-22): Sufficient cure provided at close.

Buyer Comment (2021-06-18): It is agreed the initial Cure amount was incorrect. However, please reveiw to confirm correct amount to cure of [redacted]The recording fee is subject to 10% tolerance threshold and the deed prep fee will need to be cured in its entirety due to being simply added. So, the recording fee tolerance should be [redacted]plus 10% for [redacted]The fee increased to [redacted]for a violation of [redacted]This with the deed prep fee of [redacted]brings the total cure to [redacted]Please confirm.

Reviewer Comment (2021-06-17): Cure was incorrectly stated.  Cure should be [redacted]for [redacted] difference in recording fees and [redacted]Deed Prep fee.

Buyer Comment (2021-06-15): Please see attached Redisclosure Package. Please review to clear this condition.

																			06/22/2021		2	B		WA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738026	3469667041			21639442			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-30): Sufficient Cure Provided At Closing		06/30/2021		1	A		WA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738027	3470425160			21085795			Credit	Document Inventory	General	Missing Document	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.		File does not contain acknowledges and Agreement on the initial and final loan applications				Reviewer Comment (2021-06-11): Verbiage was found on borrower's auth to satisfy exception. Exception cleared.	06/11/2021			1	A		WA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738027	3470425160			21088960			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was sent to Borrower electronically on [redacted]. Note date is [redacted]. There is no evidence the borrower received the appraisal at least 3 business days prior to closing.				Reviewer Comment (2021-06-11): Client provided proof that appraisal was deliver to borrower in timely manner. Exception cleared.	06/11/2021			1	A		WA	Primary	Purchase		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738032	3473656691			21095810			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	This is due to the use of property taxes in the monthly amount of [redacted] versus [redacted] as utilized in the Closing Disclosure. The property taxes calculation was based on on a [redacted] estimate of the new purchase for a property in [redacted] since the Tax Certification found in the file does not reflect property taxes based on the new value. The taxes reflected on the Tax Certificate were the current property taxes.
Reviewer Comment (2021-06-29): Revised PCCD with corrected page 4 amount was provided to satisfy exception.

Buyer Comment (2021-06-29): Please see attached Redisclosure package curing both issues. Please review to clear this condition.

Reviewer Comment (2021-06-23): Client has responded to question from calibration call and has informed that taxes will be based on 1.25% of Purchase Price - Homestead Exemption / 100.  Taxes used were based on previous amount assessed to seller.  Exception is valid.

Reviewer Comment (2021-06-22): Awaiting client's response to this topic discussed in previous calibration call.

Buyer Comment (2021-06-08): The new value is not the value a tax assesor would apply to the tax calculation. Please also note that the tax cert is utilizing the homestead exemption due to this being a purchase of a primary residence. Please review to clear this condition.

																		06/29/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738032	3473656691			21095898			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The Finance Charge on the Final Closing Disclosure is [redacted] versus the calculated Finance Charge of [redacted] Difference is based on client including [redacted] Appraisal Management fee in finance charges and not including negative prepaid interest and Processing Fee [redacted].
Reviewer Comment (2021-06-29): Revised PCCD was provided with correct finance charge to satisfy exception.

Buyer Comment (2021-06-29): Please see attached Redisclosure package curing both issues. Please review to clear this condition.

Reviewer Comment (2021-06-17): Processing Fee was not included in clients finance charges.  This is difference in auditor's calculation.

Buyer Comment (2021-06-15): The previously provided CD addendum was incorrect. Please see attached This shows that the Underwriting fee was paid for by the seller. The Fee paid to the Appraisal Management company should be included in the prepaid finance charge. The negative interest does not impact the prepaid finance charge. Please review to clear this condition.

Reviewer Comment (2021-06-11): Difference is based on client including [redacted]Appraisal Management fee in finance charges and not including negative prepaid interest and Processing Fee [redacted] Exception is still valid.

Buyer Comment (2021-06-08): The finance charge is correct. Please see attached Itemization of Amount Financed for the Prepaid Finance Charges as well as the CD Addendum showing fees paid by others not to be included in testing. Please review to clear this condition.

																		06/29/2021			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738032	3473656691			21098064			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	.				Reviewer Comment (2021-06-29): Readding exception	06/29/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738033	3473750999			21091013			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was provided to the borrower on [redacted] via Online Delivery, however this was not within three business days prior to closing and a waiver for delivery of the appraisal report was not provided.				Reviewer Comment (2021-06-08): Waiver was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-02): Please see attached Appraisal Delivery Waiver. The borrower waived the right to receive the appraisal within the required time. Please review to clear this condition.	06/08/2021			1	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738035	3474105699			21112837			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		A CDA Report was not found as required per the Guidelines for UCDP Scores greater than 2.5. The UCDP Score on this loan is [redacted].				Reviewer Comment (2021-06-09): CDA provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-07): Please see attached CDA showing a 0% variance Buyer Comment (2021-06-07): Please see attached CDA showing a 0% variance. Thank you,	06/09/2021			1	A		NC	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738040	3474196495			21091624			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		A copy of the new policy covering [redacted] to [redacted] was not found.				Reviewer Comment (2021-06-18): Renewal policy expiring in [redacted] has been provided to confirm existence of insurance 45 days after note. Buyer Comment (2021-06-16): Please see attached.	06/18/2021			1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738043	3474213920			21094086			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.
A tolerance cure is required in the amount of [redacted] due to the total amount in the 10% of [redacted] exceeding the baseline plus 10% or [redacted] This is due to the increase in recording fees.  Per the Re-disclosure History in file, it was due to the addition of a deed recording in order to remove the borrower's spouse from title.  The Deed was not added until the Closing Disclosure Dated [redacted] and also reflected on the Re-disclosure History.  The trigger for this would have been the Title Commitment of which the effective date was [redacted].  It was not possible to determine when the lender actually received the title commitment in order to verify the re-disclosure on [redacted] was within 3 days of when the trigger occurred.
																	Reviewer Comment (2021-06-17): PCCD provided to show cure to borrower. Exception cleared. Buyer Comment (2021-06-15): Please see attached Redisclosure Package. Please review to clear this condition.	06/17/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738043	3474213920			21109739			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The Closing Disclosure from the new refinance with [redacted] was not found for the property located at [redacted] in order to verify the PITI is in fact [redacted].				Reviewer Comment (2021-06-11): New loan was not obtained. Rental property has no mortgagee clause on HOI. Client qualified borrower with worse case scenario. Exception cleared. Buyer Comment (2021-06-08): This property was free and clear. The loan being processed by [redacted] was withdrawn and did not close. Please see attached withdrawal letter. Please review to clear this condition.	06/11/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738043	3474213920			21432099			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-17): Sufficient Cure Provided At Closing		06/17/2021		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738045	3474259577			21110933			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found for the homeowner's insurance and HOA if applicable for the property at [redacted].				Reviewer Comment (2021-06-11): Client confirmed property is vacant land. No HOI is not required. Exception cleared. Buyer Comment (2021-06-08): This property is a Free and Clear Vacant Lot and has no HOI Policy. Please review to clear this condition.	06/11/2021			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738045	3474259577			21111238			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verification of Employment in file is dated [redacted]which is not within 10 business days of the subject closing on [redacted]				Reviewer Comment (2021-06-11): Updated Verbal was performed within 10 days of note date. Exception cleared Buyer Comment (2021-06-08): Please see attached showing the VOE recert was completed [redacted]. Please review to clear this and associated condition.	06/11/2021			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738046	3474261464			21112470			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment for the Co-Borrower is dated [redacted] which is not within 10 business days of the subject closing on [redacted]				Reviewer Comment (2021-06-08): Recert confirmed VVOE was performed within 10 days to satisfy exception. Exception cleared. Buyer Comment (2021-06-03): please see attachement showing the re-cert for the co-client was completed within 10 days of the note date. Thank you,	06/08/2021			1	A		MN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738048	3474283110			21100216			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Rider Legal Description was not provided for review.				Reviewer Comment (2021-06-14): Legal Description was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-10): Please see attached recorded mortgage including legal description on the final page. Please review to clear this condition. Reviewer Comment (2021-06-09): Client provided legal from title not other rider attached to security instrument. Buyer Comment (2021-06-07): Please see attached.	06/14/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738050	3474327125			21118070			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Discount Points of [redacted] were added on the LE issued on [redacted]. There was no corresponding Change of Circumstance found to verify this was a valid change. It was noted the Re-Disclosure History indicates Appraised Value, however the dates do not support this. In addition, the loan was not locked with these changes until [redacted]and a revised Loan Estimate was not found with that date. Based on the documentation found in the file, a tolerance cure would be required in the amount of [redacted].				Reviewer Comment (2021-06-09): Valid COC for relock was acceptable for increased fee. Exception cleared. Buyer Comment (2021-06-07): The LTV increased from 61% to 89% when the appraisal came in. This is the reason for the increase to the discount points. The rate would not need to be locked for the points to adjust. Please review to clear this condition.	06/09/2021			1	A		MD	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738051	3474330465			21104358			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Documentation that the Notice of Special Flood Hazard Disclosure was received was not in the file for review.				Reviewer Comment (2021-06-18): Exception cleared. Document was submitted to borrower at time of approval on 3.5 Buyer Comment (2021-06-16): Please confirm if this should be downgraded to a 1 or cleared. Reviewer Comment (2021-06-11): Document was submitted to borrower on [redacted]at time of approval. Exception cleared. Buyer Comment (2021-06-08): Please see attached. This document is not required to be signed or dated. Please review to clear this condition.	06/18/2021			1	A		FL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738055	3474366354			21161537			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	The Re-Disclosure History reflects an addition of a Deed Recording Fee due to a Deed to remove title from the Trust. The Date Triggered reflects [redacted] and the Re-disclosure date was [redacted]. It was not possible to determine if the revised Loan Estimate was provided timely as the Title Commitment would be the trigger and the Production Date of the commitment was dated [redacted]. Based on this information, a tolerance cure in the amount of [redacted] is required for the Ten Percent Fee Tolerances.				Reviewer Comment (2021-06-11): Valid COC provided to confirm increased fees. Exception cleared. Buyer Comment (2021-06-08): Title was received [redacted] and the increase to the recording fee was disclosed [redacted]. The title could not reasonably be reviewed the moment it is received. Upon an underwriter reviewing the title and discovering the home being in a trust, this fee was disclosed in good faith. Please review to clear this condition as a review of the title is not an automated process.	06/11/2021			1	A		AZ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738063	3474465792			21116276			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		The Hazard insurance Policy expires on [redacted] which is within 45 days of the note date.				Reviewer Comment (2021-06-11): Renewal policy was provided to confirm insurance past [redacted]. Exception cleared. Buyer Comment (2021-06-10): Please see attachd renewal policy. Please review to clear this condition.	06/11/2021			1	A		OR	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738066	3474690493			21117995			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Severe Winter Storms Declaration date of [redacted] with an appraisal inspection date of [redacted]
Reviewer Comment (2021-06-17): Inspection occurred after FEMA event.  Exception cleared.

Buyer Comment (2021-06-15): The incident start date was [redacted]. The appraisal is dated [redacted]. As previously stated, our guidelines reference the incident start date and not a declaration or end date. This meets our guidelines. Please see attached screenshot from FEMA website.

Reviewer Comment (2021-06-11): Appraisal was performed a week prior to the weather event.  Exception is valid.

Buyer Comment (2021-06-08): Our guidelines do not require a disaster inspection when the appraisal date is after the incident start date. We do not acknowledge the declaration or end date, only the incident start date. This meets our guidelines. Please review to clear this condition.

																		06/17/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738067	3474704339			21120176			Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.		The verbal verification of the borrower's employment with [redacted] was dated [redacted] which is not within 10 business days of the Note.				Reviewer Comment (2021-06-08): Updated VVOE was provided. Exception cleared. Buyer Comment (2021-06-03): Please see attachment showing the re-cert was completed within 10 days of the note date. Thank you,	06/08/2021			1	A		MD	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738068	3474710939			21175117			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification of Employment in the file is a "cover sheet" to the VVOE obtained from The Work Number. The actual verification from The Work Number was not found in the file.				Reviewer Comment (2021-06-23): Work Number printout was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-18): Please see attached. Reviewer Comment (2021-06-17): Please provide The Work Number if used to obtain employment information. Exception has not been cleared. Buyer Comment (2021-06-15): Please see attached	06/23/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738074	3474812663			21163466			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Business License, CPA letter or other documentation was not found in order to verify the existence of the borrower's business within 120 days of closing as required.				Reviewer Comment (2021-06-23): Third party documentation was provided to clear exception. Buyer Comment (2021-06-19): Please see attached.	06/23/2021			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738074	3474812663			21163473			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This is due to missing the acceptable Third Party Documentation to verify the existence of the borrower's business within 120 days of closing as required.				Reviewer Comment (2021-06-23): Third party documentation was provided to clear exception. Buyer Comment (2021-06-19): Please see attached.	06/23/2021			1	A		AZ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738074	3474812663			21163482			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The application date was [redacted]. The first Loan Estimate found in the file was not provided until [redacted]. It was noted the Evidentiary Document in file indicates a Loan Estimate was issued to the borrower on [redacted]. However, this was not found in the file for review and testing.				Reviewer Comment (2021-06-23): [redacted] LE was provided to satisfy exception Buyer Comment (2021-06-19): Please see attached.	06/23/2021			1	A		AZ	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738074	3474812663			21163567			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The loan application was dated [redacted] and the first Loan Estimate provided containing the Right to Receive the Appraisal Disclosure was not provided until [redacted]. A separate appraisal disclosure was not found.				Reviewer Comment (2021-06-23): [redacted] LE was provided to satisfy exception. Buyer Comment (2021-06-19): Please see attached.	06/23/2021			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738075	3474881974			21164102			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Notice of Special Flood Hazard Disclosure was dated [redacted], however it was not signed by the borrowers. The Flood Insurance Acknowledgement was signed by the borrowers, however it was not dated. Unable to determine if borrowers received notice in timely manner.
Reviewer Comment (2021-06-30): Utilizing 'mailbox' rule.

Buyer Comment (2021-06-29): Please note that the application of the mailbox rule confirms the borrower received the document in time. The document is dated [redacted] and the loan closed [redacted]. Applying the mailbox rule by default confirms timely receipt. Please review to clear this condition.

Reviewer Comment (2021-06-28): Evidentiary Document does not confirm that this document was electronically delivered to the borrower.   Item can be discussed on next calibration call.

Buyer Comment (2021-06-23): This document was electronically delivered to the borrower. The Evidentiary document provided confirms the borrower gave E-Consent to electronic delivery. This document is not required to be signed. Furthermore, if the mailbox rule is applied the borrower still would have received this document well before closing. Furthermore there is no guideline requiring this document to be subject to delivery timing. If such a guideline exists, please provide the guideline for review.

Reviewer Comment (2021-06-23): No additional clarification has been provided to confirm that the borrower received this document date [redacted] in a timely manner.  Per regulation, lender must provide this document to the borrower in a timely manner.  Providing at closing is not acceptable.  Exception is still valid.

Buyer Comment (2021-06-18): Neither of these documents are required to be dated. These both meet disclosure guidelines. Please review to clear this condition.

																		06/30/2021			1	A		TX	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738078	3475035748			21166729			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment was not found.				Reviewer Comment (2021-06-28): Attached legal description was provided to clear exception. Buyer Comment (2021-06-23): Please see attached.	06/28/2021			1	A		KS	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738081	3475162256			21171976			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The right to cancel was executed on form H-8 but should have been executed on form H-9.
Buyer Comment (2021-06-18): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts

Reviewer Comment (2021-06-17): This differs with [redacted] policy.  Item can be discussed in next calibration call.

Buyer Comment (2021-06-15): It is [redacted] policy and procedure to only reopen rescission when the subject property is located in district 3. In this scenario, the use of the H8 is acceptable.

																				06/18/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738084	3475270970			21171924			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of[redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Property taxes are [redacted] paid semi-annually or [redacted] per month. Hazard insurance is [redacted] per year or [redacted] per month. Property costs over Year 1 should be [redacted] versus [redacted].				Reviewer Comment (2021-06-28): PCCD was provided with corrected value. Exception cleared.	06/28/2021			1	A		WA	Second Home	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738089	3475531232			21210517			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Documentation was not found to verify acceptable third party existence of the borrower's primary business [redacted] of which is operating as [redacted]. Acceptable documentation includes, CPA verification, printout or license from regulatory agency or applicable licensing bureau or by verifying a phone listing and address using a telephone book, internet or directory assistance.				Reviewer Comment (2021-06-28): Workmans comp is allowed for TPV per clients guides. Exception cleared. Buyer Comment (2021-06-23): Please see attached screenshot of our guideline showing Worker's Comp as a valid form of proof of S/E. Please review to clear this condition.	06/28/2021			1	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738089	3475531232			21210519			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	1. Documentation was not found to verify the insurance for the properties at [redacted] and [redacted]. 2. Documentation was not found to verify the property at [redacted] was owned free and clear.				Reviewer Comment (2021-06-22): HOI was provided confirm expense and Jackson property was owned free and clear. Exception cleared. Buyer Comment (2021-06-17): Please see attached HOi Documents for both properties. For [redacted], our guidelins allow for obtaining HOI Dec page showing the Mortgagee clause as blank to confirm a property is free and clear. This meets guidelines. Please review to clear this condition.	06/22/2021			1	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738089	3475531232			21210547			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Documentation was not found to verify acceptable third party existence of the borrower's primary business [redacted] of which is operating as [redacted]. Acceptable documentation includes, CPA verification, printout or license from regulatory agency or applicable licensing bureau or by verifying a phone listing and address using a telephone book, internet or directory assistance.
Reviewer Comment (2021-06-28): Client has provided internal guides which allows Workmans Comp as TPV.  Exception cleared.

Reviewer Comment (2021-06-22): Workmans Comp insurance is not a listed item to use for third party documentation by Fannie Mae or on Client's Jumbo Guides.  Please provide internal guides allows use of this document or item can be discussed on next calibration call.

Buyer Comment (2021-06-17): Also, please review to clear associated conditions.

Buyer Comment (2021-06-17): Please see attached. Our guidelines allow for the use of active workers comp to confirm a business to be active. Please review to clear this condition.

																		06/28/2021			1	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738090	3475531833			21174817			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Property taxes are [redacted] = [redacted] and annual hazard insurance premium is [redacted] = [redacted] Estimated property Costs over Year 1 should be [redacted] versus [redacted] on the Final Closing Disclosure.				Reviewer Comment (2021-07-02): PCCD with revised page 4 provided to satisfy exception. Exception cleared. Buyer Comment (2021-07-02): Please see attached redisclosure package correcting the property costs. Please review to clear this condition.	07/02/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738090	3475531833			21194739			Credit	TRID	General	TRID	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.		Borrowers received [redacted] at closing. Maximum cash back to the borrowers for this rate/term refinance is the lesser of 2% of the new loan amount or [redacted] The final Closing Disclosure does not reflect any items paid outside of closing that could be reimbursed to the borrowers and included as part of the allowable cash back.				Reviewer Comment (2021-07-02): PCCD shows cash to borrower of $2,000. Buyer Comment (2021-07-02): Please see attached redisclosure package adding a Curtailment to Section H and the principal reduction applied to the UPB to correct the issue. Please review to clear this condition.	07/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738091	3475539323			21186356			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	.				Reviewer Comment (2021-06-22): Result of PCCD.	06/22/2021			1	A		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738091	3475539323			21186358			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	The Ten Percent Fee Tolerance was exceeded and a valid change of circumstance was not found. Total Amount of [redacted] exceeds baseline of [redacted] Plus 10% for a total of [redacted] A Title-Attorney Fee for [redacted] was added to CD on [redacted] without valid circumstance.				Reviewer Comment (2021-06-22): PCCD included fees in Section C and there should not be any tolerance violations	06/22/2021			1	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738095	3475866624			21178407			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal description addendum to the Security Instrument was not found.				Reviewer Comment (2021-06-28): Legal description attached to Security Instrument was provided to satisfy exception.	06/28/2021			1	A		KS	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738098	3475911826			21185062			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Flood Insurance should be reflected under "Insurance" versus "Other" under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.
Buyer Comment (2021-06-23): We agree to the EV2 Grade, however we disclosed the Flood Insurance this way as it is a more consumer friendly method.

Reviewer Comment (2021-06-22): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Reviewer Comment (2021-06-21): Per CFPB, any charge to insure against loss or damage to the property must be disclosed under homeowner's insurance.  Exception cannot be cleared until corrected.  Item can be discussed on next calibration call.

Buyer Comment (2021-06-16): Flood insurance could not be identified under Homeowner's insurance because there is only 1 box to check to determine whether or not it is in Escrow. The Hazard Insurance is not escrowed, however the flood insurance is. Therefore it must be under its own line. This meets disclosure guidelines. Please review to clear this condition.

																				06/23/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738100	3475972870			21211426			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Missing Document	Final Title Policy is missing. No evidence of title in file.		Only a Supplemental Report dated [redacted] (1 page) changing borrower's vesting was provided. The preliminary title report dated [redacted] was not provided.				Reviewer Comment (2021-06-22): Final title provided. Buyer Comment (2021-06-17): Please see attached Final Title Policy. This is ordinarily a trailing doc, but we received this one early. Please review to clear this condition.	06/22/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738104	3476237594			21191292			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Missing evidence of a valid Change of Circumstance for the Underwriting Fee of [redacted] Evidence of a cure in the amount of [redacted] was not provided.				Reviewer Comment (2021-07-01): Supplied: Proof of Delivery, Copy of Refund Check, and Corrected CD Buyer Comment (2021-07-01): Please see the attached post close CD, lox to borrower, copy of refund check and proof of delivery.		07/01/2021		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738104	3476237594			21215453			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	A Cure for an Underwriting Fee [redacted] without a VCC added on [redacted] was not added to the existing amount of lender credits given to the borrower at closing. PCCD with cure has not been provided.
Reviewer Comment (2021-06-29): Sufficient cure provided at closing.

Buyer Comment (2021-06-29): The Principal Reduction in the amount of [redacted]on Pg 3 of the Final CD is the cure for this. There would be no other reason for there to be a Principal Reduction. Please review to clear this condition.

Reviewer Comment (2021-06-24): A Cure for an Underwriting Fee [redacted]without a VCC added on [redacted] was not added to the existing amount of lender credits given to the borrower at closing.

Buyer Comment (2021-06-19): Per the CD addendum and page [redacted]of the Final CD, there were not enough fees to allocate the lender credit to so the lender issued a principal reduction to cover the difference.

																			06/29/2021		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738105	3476305755			21182171			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___					Reviewer Comment (2021-06-28): Renewal policy expiring in [redacted] was provided to confirm valid policy within 45 days of note date. Buyer Comment (2021-06-23): Please see attached.	06/28/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738107	3476315539			21183599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Title - Lender's Title Policy fee utilizing a vendor from the Settlement Service Provider and Lender Affiliate, increased from [redacted] on the LE dated [redacted] to [redacted] on the CD dated [redacted] without a cure. There was a valid change of circumstance since the increase was due to the addition of a PUD Endorsement Fee in the amount of [redacted] However, the re-disclosure was not until [redacted] for this increase which was not within the allowable time frame.				Reviewer Comment (2021-06-21): LE dated [redacted] is acceptable Buyer Comment (2021-06-17): Please see atached LE dated [redacted] disclosing the increase to this fee. Please review to clear this condition.	06/21/2021			1	A		CO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738109	3476327506			21221252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	No VCC was located in the loan file that would indicate a new fee for the Mortgage Broker. Please provide VCC for testing.
Reviewer Comment (2021-07-02): [redacted] received valid changed circumstance.

Reviewer Comment (2021-07-02): .

Buyer Comment (2021-07-02): This is part of the initial LE package and is not required to be signed by all borrowers. Please review to clear this condition

Reviewer Comment (2021-07-02): Document uploaded on [redacted] EDT is a [redacted] Addendum to LE.  not signed by all borrowers,

Buyer Comment (2021-07-02): Please see attached explanation for the change from Indirect to Direct Broker comp and the benefit to the borrower. The broker comp was factored into the LLPA's previously and after the change the borrower received a credit. This matches to the CIC form provided. Also attached is the LE Addendum disclosing to the borrower the Broker Comp to initially be [redacted]which was reduced to [redacted]The explanation also breaks down the allocation of credits. Please review to clear this condition as this meets guidelines.

Reviewer Comment (2021-07-01): [redacted] reviewed exception. As the rate stayed the same and the loan was locked the overall loan origination costs did increase.  Additionally a COC is not in file indicating why the change occurred. Please provide specific details as it does not appear to be a change that benefited borrower or please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2021-06-29): On [redacted] the borrowr went from InDirect Broker Comp to Direct Broker Comp. This was due to there being a net benefit for the borrowr. Previously the Loan Discount Fee was [redacted]which the borrowr was responsible for. With the change to Direct, the YSP of [redacted]could be applied to the new broker comp amount of [redacted]meaning the borrower would only then be responsible for [redacted]This is a valid CIC. Please review to clear this condition.

Reviewer Comment (2021-06-24): Re-disclosure history does not state what even occurred on [redacted] to warrant change of fees.

Buyer Comment (2021-06-19): Please see the attached change in circumstance document.

																		07/02/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738110	3476330241			21217484			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation should have been obtained to verify property taxes are included in the [redacted] Maintenance and sublet fee to the property manager, [redacted] for the investment property at [redacted]. RE taxes were not verified for this property.				Reviewer Comment (2021-06-23): Not within client guidelines. Additionally, not subject property. Reviewer Comment (2021-06-21): Real Estate tax expense has not been documented on [redacted]. Exception has not been satisfied. Buyer Comment (2021-06-16): Our guidelines do not require the verify if taxes are separate from the mainenance and sublet fee as it is the standard for taxes to be included for Co Ops. Please review to clear this condition.	06/23/2021			1	A		VA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738111	3476352907			21193678			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Difference in lender credits is due to tolerance cure of [redacted] for transfer tax added on [redacted] due to unpaid principal balance. This was known at application of balance and the transfer tax fee should have been included at application. Cure of [redacted] was not found on final CD.
Reviewer Comment (2021-07-02): Supplied:  Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2021-07-02): Please see attached Redisclosure Package curing this issue. Please review to clear this condition.

Reviewer Comment (2021-07-01): [redacted] requested a 2nd look at this loan via telephone [redacted]..  The Compliance team has responded with the following: [redacted] The exception is valid and populating as the transfer tax was not initially disclosed therefore the credits applied to the fee decrease the binding general lender credit disclosed to the borrower. A cure is required.

Reviewer Comment (2021-06-24): Difference in lender credits is due to tolerance cure of [redacted]for transfer tax added on [redacted] due to unpaid principal balance. This was known at application of balance and the transfer tax fee should have been included at application. Cure of [redacted] was not found on final CD.

Buyer Comment (2021-06-19): Per the attached re-disclosure history, the lender credits decreased when the loan amount decreased.

																			07/02/2021		2	B		MD	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738112	3476359556			21193895			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		[redacted]. Missing documentation of disposition of departure residence. Property is not disclosed on the final loan application.				Reviewer Comment (2021-06-21): Property was retained and ratios are within clients guides. Exception cleared. Buyer Comment (2021-06-17): Please see attached 1003. Both properties were retained. The expenses for these propertes were previously factored in. Please review to clear this condition.	06/21/2021			1	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738114	3476382974			21188845			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	A valid Change of Circumstance was not found for the reduction in the lender credit from [redacted] to [redacted] A tolerance cure is required in the amount of [redacted].				Reviewer Comment (2021-06-24): Difference is due to principle reduction No violation Buyer Comment (2021-06-19): The lender issued a principal curtailment of [redacted]at closing to cure the shortage.	06/24/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738116	3476410304			21227465			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___	1. The [redacted] 1099 and bank statement or paystub evidencing current receipt of the borrower's pension was not found as required per the lender's guidelines for pension income. 2. The Award letter and bank statement or paystub evidencing current receipt of the co-borrower's pension was not found as required per the lender's guidelines for pension income.				Reviewer Comment (2021-06-30): Document supplied from Colorado Pera is acceptable. Buyer Comment (2021-06-29): please see attached Reviewer Comment (2021-06-24): Evidence is missing for borrower - [redacted], not Co-borrower [redacted]. Items referenced on noted pages, are for Jeffery. Buyer Comment (2021-06-19): Please see pages 364/551 and 366/551 for the most recent 1099 and award letter.	06/30/2021			1	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738118	3476416214			21189716			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description attachment was not found with the Security Instrument.
Reviewer Comment (2021-06-24): Document supplied on [redacted], supports legal description attached to Deed of Trust (page 25).

Buyer Comment (2021-06-24): Please see attached recorded DOT including legal description as final page.

Seller Comment (2021-06-23): Legal description is missing from the Security Instrument.  Legal description supplied on [redacted], attached to property survey, is not in format to be attached to Security Instrument.

Buyer Comment (2021-06-23): Please see attached recorded legal description and Plat Map

Buyer Comment (2021-06-22): Please see attached

Reviewer Comment (2021-06-22): .

Reviewer Comment (2021-06-21): Document supplied is wire instructions not legal description  for mortgage.

Buyer Comment (2021-06-17): Please see attached

																		06/24/2021			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738124	3476485670			21200309			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Final Closing Disclosure reflects annual non-escrowed costs over year 1 as [redacted] which represents [redacted] monthly HOA dues used for qualification. The subject property is a Single Family Detached and no HOA documentation was provided.				Reviewer Comment (2021-06-24): PCCD removed non escrow costs. Exception not valid. Buyer Comment (2021-06-19): Please see attached redisclosure package correcting the non escrowed property costs. Pleaes review to clear this condition.	06/24/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738125	3476487506			21199077			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The following documents were missing for the borrower's self employment with [redacted].: (1) 2020 business returns, K-1 or Profit and Loss Statement for the year ending 2020. (2) 2020 W-2.				Reviewer Comment (2021-06-24): Document supplied and acceptable. Buyer Comment (2021-06-19): Please see attached.	06/24/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738138	3476788744			21209397			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Zero Percent Tolerance Exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted] No cure located in file.				Reviewer Comment (2021-06-21): Valid changed circumstance provided on [redacted] for increase in LTV. Exception cleared. Buyer Comment (2021-06-16): Please see attached CIC for the decrease to the lender credit. The home appraised for less than the expected value. The value on the previous LE [redacted] was [redacted]The appraised value was [redacted]The LTV went from 65.6% to 75.8%. This triggered LLPA's. This is a valid cic. Please review to clear this condition.	06/21/2021			1	A		IN	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738145	3476947015			21215378			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Missing Document	Final Title Policy is missing. No evidence of title in file.		Evidence of Preliminary or Final Title was not provided for review.
Reviewer Comment (2021-06-30): Final title was provided to clear exception.

Buyer Comment (2021-06-25): Please see attached Final Title Policy.

Reviewer Comment (2021-06-24): No title was provided. Exception remains.

Buyer Comment (2021-06-22): Please see attached Title Commitment. The initial response was under the idea of the Final Title. Please review to clear this condition

Reviewer Comment (2021-06-18): This item is required for [redacted] review. Client can discuss with [redacted] about validity of this exception in next calibration call.

Buyer Comment (2021-06-16): This is not a document we provide with the image file. This is a trailing document for us and this should not be a material exception. Please review to remove from reporting.

																		06/30/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738145	3476947015			21216013			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Due to the missing preliminary title, it was not possible to determine if the correct version of the Right to Rescind Notice was utilized.				Buyer Comment (2021-06-16): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts			06/16/2021	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738146	3476974074			21215521			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1) 2020 tax return for [redacted] was not provided and the Profit and Loss Statement for 2020 was missing. 2) Third Party Verification for [redacted] was not provided.				Reviewer Comment (2021-06-24): TPV was provided to satisfy ATR. P&L and TTs were not required for [redacted] as app was taken in 2nd quarter prior to [redacted] taxes being due. Buyer Comment (2021-06-19): Please see attached 3rd Party SE Verification. The [redacted] income docs are not requred as the application date was prior to [redacted]. The app date was [redacted]. This meets guidelines. Please review to clear this condition.	06/24/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738146	3476974074			21217873			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Final lender credit of [redacted] is less than the lender credit previously disclosed in the amount of [redacted].				Reviewer Comment (2021-06-24): VCC was provided. Exception cleared. Buyer Comment (2021-06-19): Please see attached CIC for the decrease to the lender credit. The loan amount decreased and the lender credit decreased with it. Please review to clear this condition.	06/24/2021			1	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214738146	3476974074			21249862			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Address on the Note is [redacted]. and the address on the hazard insurance is [redacted]				Reviewer Comment (2021-06-24): Updated HOI has been provided to satisfy exception. Buyer Comment (2021-06-19): Please see attached	06/24/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738149	3477009234			21251871			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Profit and Loss Statement for year from [redacted] was not provided in file as required by guides since 2020 business returns have not been filed yet.				Reviewer Comment (2021-06-18): [redacted] P&L was provided to satisfy exception. Exception cleared. Buyer Comment (2021-06-16): Please see attached	06/18/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214738151	3477218089			21223409			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice was not dated until [redacted] and does not indicate the appraisal was sent electronically.
Reviewer Comment (2021-06-29): Notice appraisal was sent to borrower on [redacted] was provided to satisfy exception

Buyer Comment (2021-06-24): Please original Appraisal Cover Letter confirming the borrower was sent the appraisal on [redacted]. The appraisal was received by us on [redacted]. Please review to clear this condition.

Reviewer Comment (2021-06-18): Letter does not confirm if appraisal was sent electronically or by mail.  if sent by mail, document would not have been provided in timely manner.

Buyer Comment (2021-06-16): Please see attached Appraisal Cover Letter confirming the borrower received the appraisal report on [redacted]. Please review to clear this condition as the borrower received the appraisal within the required time.

																		06/29/2021			1	A		VA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753382	3464651180			21229914			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	There is a hazard insurance coverage short fall of [redacted] The Hazard Insurance Binder reflects Dwelling coverage of [redacted] versus the loan amount of [redacted].				Reviewer Comment (2021-06-17): Replacement cost estimator confirms client had enough coverage at time of closing. Buyer Comment (2021-06-13): Please see attached RCE showing the coverage is lower than the coverage amount, coverage is sufficient. Please remove this citation as the RCE was provided with the initial images.	06/17/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753386	3472234379			21223858			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Hazard insurance for the subject was effective [redacted] and the disbursement date of the loan was [redacted].				Reviewer Comment (2021-07-01): Policy supporting [redacted] effective date supplied. Buyer Comment (2021-07-01): Please see updated policy showing effective date starting on the note date. Thank you,	07/01/2021			1	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753387	3473503923			21224032			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Amount of the Non-Escrowed Property Costs over Year 1 on page 4 of the final Closing Disclosure should reflect [redacted] versus [redacted] based on the annual HOA dues of [redacted] as reflected on the appraisal.				Reviewer Comment (2021-06-30): PCCD was provided with correct HOA. Exception cleared. Buyer Comment (2021-06-25): Please see attached Redisclosure package correcting the Non-Escrowed Prop Costs as well as curing the increase to the appraisal fee. Please review to clear this condition.	06/30/2021			1	A		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753387	3473503923			21224034			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.
The Appraisal Fee was increased from [redacted] to [redacted] on the Loan Estimate dated [redacted].  This increase was to incorporate the Final Inspection as required by the appraisal.  Since the subject property was under renovation by a builder at the time of the appraisal inspection, it would appear this should have been disclosed at the time of the initial Loan Estimate as the loan officer would have been aware of this.  In addition, the fee should have been reflected as a Final Inspection on the Loan Estimates and Closing Disclosure versus as an increase in the original appraisal fee.  It was also noted the revised Loan Estimate increasing the fee was also not provided timely as there is email correspondence from the borrower dated [redacted] that indicates they had received the appraisal at or prior to [redacted].

Reviewer Comment (2021-06-30): PCCD was provided with cure for final inspection fee.  Exception cleared.

Buyer Comment (2021-06-25): Please see attached Redisclosure package correcting the Non-Escrowed Prop Costs as well as curing the increase to the appraisal fee. Please review to clear this condition.

Reviewer Comment (2021-06-17): This process does not appear to follow TRID guidelines.  The borrower should be informed of fee when required fee is known.  Items can be discussed on calibration call.

Buyer Comment (2021-06-15): Our LOS does not add the fee for the final inspection until it is ordered. The fee is not present until the borrower informs us that the property is ready for a final inspection and the final inspection is ordered. Please review to clear this condition as it does not follow our origination process.

																		06/30/2021			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753387	3473503923			21639562			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-30): Sufficient Cure Provided At Closing		06/30/2021		1	A		NC	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753390	3473866720			21279833			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation should have been obtained to verify the [redacted] HOA fees paid on the bank statements with[redacted] are in fact for the property located at [redacted].				Reviewer Comment (2021-06-24): HOA was documented an included in ratios. Buyer Comment (2021-06-19): Regardless if these were applied to the correct property, they are included in the borrower's DTI. Please review to clear this condition as due to the HOA dues being included in the DTI, this meets guidelines.	06/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753391	3473873037			21225599			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice reflects the appraisal was provided to the borrowers online on [redacted].				Reviewer Comment (2021-06-22): Appraisal waiver provided. Buyer Comment (2021-06-19): Please see attached Appraisal Delivery Waiver where the borrowers waived the right to receive the appraisal 3 days before close. Please review to clear this condition.	06/22/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753393	3474059266			21229532			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The HOI declarations page was not found in the file for the property at [redacted].
Reviewer Comment (2021-06-22): Per latest calibration call, client has informed that HOI will be documented at 40% of value for property hub report to be used for HOI qualification.  Exception has been cleared.

Reviewer Comment (2021-06-18): [redacted] is not aware of client's HOI policy. This item can be discussed on next calibration call.

Buyer Comment (2021-06-16): Our guideliens allow for the use of .4% of the HOI for a free and clear property. The value is taken from the property hub document which has been provided. By using 0.4% of the value, you get the value used in qualifying. Please review to clear this condition.

																		06/22/2021			1	A		VA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753394	3474118870			21228387			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1) Verbal verification of borrower's employment with [redacted] was dated [redacted] which is not within 10 business days of the Note. 2) Verbal verification of co-borrower's employment with [redacted] was dated [redacted] which is not within 10 business days of the Note.				Reviewer Comment (2021-06-21): Exception cleared Buyer Comment (2021-06-21): Please downgrade this exception. It is still graded as a 3 but the exception was cleared. Reviewer Comment (2021-06-18): VVOE performed on [redacted] was provided for both borrower to satisfy exception. Exception cleared. Buyer Comment (2021-06-16): Please see attached VOE Recerts for both borrowers dated [redacted]. Please review to clear this condition.	06/21/2021			1	A		VA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753395	3474126313			21279970			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment for the Co-borrower was not within 10 business days of closing.				Reviewer Comment (2021-06-24): Revised verbal VOE performed on [redacted] was provided to satisfy exception. Buyer Comment (2021-06-19): Please see attached VOE Recert completed [redacted]. Please review to clear this condition.	06/24/2021			1	A		NY	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753398	3474135282			21236671			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Final Closing Disclosure reflects [redacted] appraisal fee. Initial Loan Estimate disclosed [redacted] No Lender Credit/Cure provided.				Reviewer Comment (2021-06-25): [redacted] Received Email Confirmation. Buyer Comment (2021-06-17): Please see attached for the increase to the appraisal fee. This was for a rush on getting the appraisal completed faster. Please review to clear this condition.	06/25/2021			1	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753398	3474135282			21236783			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-06-22): Per RCE, enough coverage has been obtained with HOI policy. Exception cleared. Buyer Comment (2021-06-17): Please see attached RCE showing there is sufficient coverage. Please review to clear this condition.	06/22/2021			1	A		GA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753402	3474162177			21236198			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard Insurance expired within 60 days of Note date and there is no evidence of renewal policy in the file,				Reviewer Comment (2021-06-18): Renewal policy expiring in [redacted] was provide to confirm insurance within 45 days of note date. Buyer Comment (2021-06-16): Please see attached renewal. Thank you,	06/18/2021			1	A		IN	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753404	3474169720			21250950			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The e-sign consent was only signed by the co-borrower on [redacted] and the Loan Estimate was electronically provided to the borrower on [redacted].				Reviewer Comment (2021-06-18): CB received Notice on [redacted]which satisfied exception Buyer Comment (2021-06-13): Please see attached evidentiary document showing the dates the clients authorized e-sign approval and the dates they e-signed the application documents. All e-signatures were completed after authorization was granted by the clients and within the required timeframe from the application date. Thank you,	06/18/2021			1	A		NC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753408	3474223393			21287439			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Initial application dated [redacted] reflects second mortgage to be subordinated, however the Subordination Fee of [redacted] was not added to the Loan Estimate until [redacted]. Evidence of a cure in the amount of [redacted] was not provided.				Reviewer Comment (2021-06-23): Cure was provided to satisfy exception. Exception cleared Buyer Comment (2021-06-18): Please see attached Redisclosure package curing the issue.	06/23/2021			1	A		VA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753408	3474223393			21523537			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-23): Sufficient Cure Provided At Closing		06/23/2021		1	A		VA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753411	3474231912			21247475			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard insurance policy expires on [redacted] and the Note date is [redacted].				Reviewer Comment (2021-06-29): Renewal policy was provided to satisfy exception. Buyer Comment (2021-06-28): renewal attached Reviewer Comment (2021-06-28): Documentation of client's policy has not been provided. Item can be discussed on next calibration call. Buyer Comment (2021-06-21): The client had an escrow waiver and the policy was paid in full and active at closing. QL guidelines would not require the policy to extend 45 days beyond closing in this scenario	06/29/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753411	3474231912			21247579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Processing fee of [redacted] was not included as financed charge but Appraisal Management fee [redacted] which is not a finance charge.
Reviewer Comment (2021-06-30): CD supplied, cure of [redacted]

Buyer Comment (2021-06-30): please see attached

Reviewer Comment (2021-06-29): The finance charge is under disclosed by [redacted] Unable to determine what fees lender has used to calculate, but based on Itemization in file, the Processing Fee of [redacted]was not included and Tax Cert of [redacted]& [redacted]appraisal management were included and did not have to bel. The following fees have been included in the finance charge calculation: Flood Cert [redacted]Mortgage Broker [redacted]Prepaid Int [redacted]Processing Fee [redacted]Tax Service [redacted]Title-recording service [redacted]Title-Settlement/Closing [redacted]Title-Subescrow [redacted]Title-Wire [redacted]& Underwriting fee [redacted]= Ttoal [redacted]  A PCCD, LOE, copy of refund check, proof of delivery and reopen of RTC is required cure.

Buyer Comment (2021-06-21): please see attached

																			06/30/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753411	3474231912			21247581			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Broker Compensation of [redacted] was added on [redacted] and a valid Change of Circumstance was not provided. Evidence of a cure for [redacted] was missing.
Reviewer Comment (2021-06-29): [redacted] received changed circumstance and attestation comment that indicates program type changed.

Buyer Comment (2021-06-29): Please review the CIC form already provided. On [redacted]the product changed from an agency high bal to Jumbo Smart. The interest rate change from 2.99 to 3.125 and the loan amount increased. Due to these changes, the loan discount points, YSP, lender credits and broker comp were impacted. This is a valid CIC to satisfy the exception

Reviewer Comment (2021-06-29): [redacted] received additional information for changed circumstance for [redacted] change of broker compensation.  However, the change on [redacted] where points were added after the original loan was locked is missing information to determine it being a valid changed circumstance to reset the baseline.  [redacted] changed circumstance states that there was a product change, but there is not information on why and who requested the change.  Since this change was not a benefit to the borrower on the [redacted] program change, additional information is needed to determine if this is valid. Changing investors (or identifying an investor) or changing programs are not considered valid changed circumstances in and of themselves, however, a change in fees due to the selection of a new investor or program based on ineligibility for prior loan programs or terms may be valid changed circumstances. If it can be demonstrated the change in program resulted from borrower ineligibility the added Discount Points and removal of lender credit were now required, the COC would be valid.  Provide additional information to support the program change/investor change now adds these fees due to prior program ineligibility. Once that change is determined to be valid reason and baseline reset, then the [redacted] change and improvement to borrower on lender compensation change will be acceptable.

Buyer Comment (2021-06-21): please see CIC form attached which confirms it was originally being disclosed as points charged but the YSP was removed and it was updated to show this was broker comp

																		06/29/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753415	3474284351			21255394			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Insufficient or no cure was provided to the borrower.	The Re-disclosure History indicates a Deep Preparation Fee was added and the recording fees were increased due to a Deed to remove the subject property from the Trust with a revised Loan Estimate on [redacted]. Although the Re-disclosure History reflects the Date Trigged as [redacted], the Title Commitment reflects the Production Date as [redacted]. Based on this date, it was not possible to determine if the re-disclosure provided on [redacted] was timely.				Reviewer Comment (2021-07-01): Supplied: Proof of Delivery, Copy of Refund Check, and Corrected CD Buyer Comment (2021-07-01): Please see the attached PCCD, copy of refund check, lox to borrower and proof of delivery.		07/01/2021		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753415	3474284351			21297836			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___	1. 1099-R and bank statements or other documentation evidencing current receipt was not found as required per the Lender's Guidelines for the borrower. 2. The Award Letter and bank statements or other documentation evidencing current receipt was not found as required per the Lender's Guidelines for the co-borrower.				Reviewer Comment (2021-07-02): Award letter was provided for B. 1099 for CB. Per client's guides, this is acceptable documentation for SSI. Exception cleared. Buyer Comment (2021-07-02): The 1099 can be found on page 352/742 of the loan images. Reviewer Comment (2021-07-01): 1099's are not in file. Buyer Comment (2021-07-01): Per Jumbo Smart guidelines, the 1099 alone is sufficient to verify the SSI.	07/02/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753417	3474325682			21251492			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The "Homeowner's Insurance" Box located in the projected payments section on Page 1 of the Final CD dated [redacted] was not checked to reflect the H06 Policy was included in the Escrow Account. It is noted the Other Box was check versus the selection of Homeowner's Insurance.
Buyer Comment (2021-06-29): We agree to this being an EV2, however we disclosed Flood Insurance this way as it is a more consumer friendly method

Reviewer Comment (2021-06-28): Insurance disclosed as 'Other' in PPT

Buyer Comment (2021-06-25): Please downgrade to EV2. This is still showing as an EV3

Reviewer Comment (2021-06-24): Item was discussed on previous calibration call. All insurance must be listed in Homeowners Insurance section.  Exception will be downgraded to moderate EV2.

Buyer Comment (2021-06-19): The CD Correctly discloses the HO6 policy as being included in escrow. It is broken out from traditional HOI as there is no traditional HOI for this property. This meets guidelies as it is correctly disclosed. Please review to clear this condition.

																				06/29/2021	2	B		IL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753417	3474325682			21301907			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOA documentation for [redacted] was not found in the file.				Reviewer Comment (2021-06-24): Documents provided to clear exception Buyer Comment (2021-06-19): Please see attached HOA dues for this property. Please review to clear this condition.	06/24/2021			1	A		IL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753417	3474325682			21301986			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A written VOE with Fidelity Investments is needed per client's guidelines to verity that the OT, bonus and commission income has been received for 12 mos.				Reviewer Comment (2021-06-24): [redacted] Commissions income is supports OT Bonus and Commissions with current employment. Exception cleared Buyer Comment (2021-06-19): Please see attached final YTD paystub from [redacted] confirming receipt for 12 months. Please review to clear this condition.	06/24/2021			1	A		IL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753420	3474356248			21255606			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The final 1003 reflects that [redacted] is a Non-Permanent Resident Alien. Documentation of visa renewal was not provided per guidelines.				Reviewer Comment (2021-07-01): Revised 1003 signed by borrower was provided to correct error. Exception cleared. Buyer Comment (2021-06-30): Please see attached corrected and signed 1003 as the borrower confimed this was a typo on the previous application. Both borowers are US Citizens. Please review to clear this condition.	07/01/2021			1	A		MN	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753421	3474358273			21254776			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	There is a hazard insurance coverage short fall of [redacted] The Hazard Insurance Binder reflects Dwelling coverage of [redacted] versus the loan amount of [redacted] Evidence of Replacement Cost Coverage or the Insurable Value were not found in the file.				Reviewer Comment (2021-06-29): Insurance policy states replacement cost at [redacted]. Exception cleared. Buyer Comment (2021-06-24): Please see attached.	06/29/2021			1	A		OR	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753423	3474366548			21301983			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.							06/10/2021		1	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753425	3474388771			21301649			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The [redacted] transcripts were not found in the file.
Reviewer Comment (2021-06-30): Cancelled check confirms taxes were filed and paid.  This documentation satisfies exception in lieu of transcripts.  Exception cleared.

Buyer Comment (2021-06-25): Please see attached copy of the Check paid to the IRS for the same amount showing as owed on [redacted] 1040's. Our guidelines allow for this when tax transcripts are not available. This is the proof of filing. Please review to clear this condition.

Reviewer Comment (2021-06-24): Year [redacted] tax returns were provided and used for qualification of self-employed income.

Buyer Comment (2021-06-19): The application date for this loan was [redacted] which is before [redacted] tax date. Guidelines do not require previous years tax info when the application is prior to this date. This meets guidelines. Please review to clear this condition.

																		06/30/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753427	3474429141			21268833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	Final Closing Disclosure reflects [redacted] for Title-Lenders Title Policy while [redacted] was disclosed on the Initial Loan Estimate. The Re-Disclosure History indicates the Title - Lender's Title Policy was increased due to Vendor Update. This would not be an acceptable Change of Circumstance since these fees were located in Section B in which the borrower is not allowed to shop for. A tolerance cure is required in the amount of [redacted].				Reviewer Comment (2021-07-02): PCCD provided including [redacted]cure was provided to satisfy exception. Buyer Comment (2021-07-02): Please see attached Redisclosure Package curing the issue. Please review to clear this condition.	07/02/2021			1	A		IN	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753427	3474429141			21268866			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.						Reviewer Comment (2021-06-30): Renewal policy provided to confirm insurance past 45 days from note date. Buyer Comment (2021-06-25): Please see the attached policy renewal.	06/30/2021			1	A		IN	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753427	3474429141			21674258			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-07-02): Sufficient Cure Provided At Closing		07/02/2021		1	A		IN	Primary	Refinance - Limited Cash-out GSE	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753428	3474429285			21271505			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the title evidence in file.					Reviewer Comment (2021-06-29): Final Title was provided to satisfy exception. Buyer Comment (2021-06-24): Please see the attached final title policy with the corrected coverage amount.	06/29/2021			1	A		ID	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753428	3474429285			21300864			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	Account statement provided for[redacted] Employee Savings Plan was from [redacted] to [redacted] and is over 120 days old as of the date of the Note. Most recent quarterly statement through[redacted] was not provided.				Reviewer Comment (2021-06-29): Web statement from [redacted] confirms balance and meets timing requirements. Exception cleared. Buyer Comment (2021-06-24): Please see the attached account statement as of [redacted].	06/29/2021			1	A		ID	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753434	3474564969			21284598			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of[redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Per appraisal, annual HOA fees are [redacted] ([redacted]/month) versus [redacted] ([redacted] used for qualification by client.				Reviewer Comment (2021-06-30): PCCD was provided with revised page 4 to satisfy exception. Buyer Comment (2021-06-24): Please see the attached PCCD correcting the non escrowed costs over 1 yr, lox and proof of delivery.	06/30/2021			1	A		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753434	3474564969			21302966			Credit	Credit	Miscellaneous	Credit	Installment debt prior to closing, not on original credit and still open at the time of closing		A new debt with [redacted] for [redacted] with balance of [redacted] was on final application but was not on credit report and no documentation was found in the file to support this debt.
Reviewer Comment (2021-07-02): Client provided internal credit report indicating new credit on credit refresh.  Exception cleared.

Buyer Comment (2021-07-02): We have a credit monitoring service which identifies any new debts opened by the borrower while in process.  Please see attached screenshot from our LOS documenting this debt. Please review to clear this condition.

Reviewer Comment (2021-06-30): This exception is not requiring a credit inquiry letter.  It is requiring documentation of [redacted] debt not found on credit.  Per Fannie, for each liability, the lender must verify any other liability that is not shown on a credit report by obtaining documentation from the borrower or creditor.

Buyer Comment (2021-06-24): Per guidelines, a credit inquiry explanation letter is not required to document recently opened debt if the borrowers DTI is below 30% at application.

																		07/02/2021			1	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753435	3474611569			21284687			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description was labeled as other rider attached to Security Instrument. Legal description attached to Mortgage was not included in file.				Reviewer Comment (2021-06-29): Stratified with Exhibit A. Reviewer Comment (2021-06-28): Legal provided was part of title commitment. This does not appear to be the legal attached to the security instrument. Buyer Comment (2021-06-21): Please see attached	06/29/2021			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753435	3474611569			21304254			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___
Monthly rent loss in the amount of [redacted] was utilized in qualifying.  It would appear this is for the property located in German that is appearing on Schedule E and as reflected in the condition comments on the Approval letter.  However, this property is not appearing on the loan application in order to ascertain the loss is in fact for this property and to verify this property was sold.  Lender's approval letter calls for evidence of a 12 month payment history for the mortgage reflected on Schedule E as well as evidence of property taxes and insurance.  There are several statements in file from Deutsche Bank where there are reoccurring debts in the amount of [redacted]  These statements are in German and there is no translation found in order to determine if these in fact support the mortgage history.  Evidence of taxes and insurance could also not be determined.

Reviewer Comment (2021-06-29): Email from Bank with translation accepted.

Buyer Comment (2021-06-29): The [redacted]euros converts to [redacted]US and we used [redacted]to qulaify. Attached is an email regarding the taxes which states [redacted] euros or [redacted]US and we used [redacted]to be conservative for addtl expenses to this property

Reviewer Comment (2021-06-28): It can be determined the amount paid to [redacted]. [redacted] cannot determine if this payment is satisfies all expenses related property in Germany.

Buyer Comment (2021-06-21): While the statements are in [redacted], it still allows you top verify a payment amount and date. 12 months of history is present for this property and you can see they are timely payments for the same amount. Please clear this exception as it is not valid

																		06/29/2021			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753435	3474611569			21306172			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-10): Sufficient Cure Provided At Closing		06/10/2021		1	A		OH	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753437	3474650708			21284255			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Renewed policy effective [redacted] was not provided in file.				Reviewer Comment (2021-06-30): Satisfied. Buyer Comment (2021-06-28): please see attached policy renewal, thank you,	06/30/2021			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753440	3474751576			21288656			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	HOI payment for subject is [redacted] It appears client qualified with annual premium of [redacted] This is results in difference of costs over Year 1				Reviewer Comment (2021-06-30): Redisclosure package sent to borrower Buyer Comment (2021-06-29): Please see attached Redisclosure Package. Please review to clear this condition.		06/30/2021		2	B		FL	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753442	3474783295			21290948			Compliance	Compliance	Federal Compliance	TRID Defect	TRID non-compliant: There is a partially completed TRID disclosure in file, which is insufficient to complete testing.		Multiple Loan Estimates are missing, including the Initial Loan Estimate. The only Loan Estimate found in file reflects an issue date of[redacted]. Per the Re-Disclosure History, the following Loan Estimates were issued to the borrower for the following dates and were not provided for review: [redacted]; [redacted]; [redacted]; [redacted].				Reviewer Comment (2021-06-29): Initial LE's were provided to satisfy exception Buyer Comment (2021-06-19): Please see attached missing LE's. Please review to clear this an all associated conditions.	06/29/2021			1	A		MN	Primary	Refinance - Limited Cash-out GSE	Letter of Explanation & Corrected Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753442	3474783295			21291903			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Right to receive appraisal within 3 days of the loan application was not found in the file. The first Loan Estimate found in the file was not issued until [redacted] and a separate disclosure was not found in the file.				Reviewer Comment (2021-06-29): Initial LE's were provided to satisfy exception.	06/29/2021			1	A		MN	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753442	3474783295			21291904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The Initial Loan Estimate dated [redacted] per the Disclosure Summary was not located in file.				Reviewer Comment (2021-06-29): Initial LE's were provided to satisfy exception	06/29/2021			1	A		MN	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753443	3474797111			21309965			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Documentation was not found to verify current receipt of the IRA Distribution income in the monthly amount of [redacted] Based on the borrower's age, it appears withdrawal of the IRA account may be subject to penalty which is not allowed per lender's guidelines. In addition, the [redacted] 1099-R was not found or evidence that the borrower just began receiving the distributions.				Reviewer Comment (2021-06-24): Award Letter supports distributions. Exception cleared Buyer Comment (2021-06-19): Please see attached Award Letter from [redacted] confirming this distribution as an eligible source of income. This meets guidelines. Please review to clear this condition.	06/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753444	3474802406			21293164			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Written VOE missing from file. Needed to verify OT and bonus income for last 2 years.
Reviewer Comment (2021-07-02): Income was lowered to reflect income verified by two years W-2s. Additional documentation was not obtained by client.

Buyer Comment (2021-07-02): Please see screenshots attached from both the Fannie Mae Selling Guide and from AUS findings for this loan. Both only require a paystub and 2 years W2's which were obtained and provided for review. We meet the guideline requirement. Please review to clear this condition.

Reviewer Comment (2021-06-30): Item was discussed on most recent calibration call.  Awaiting clients response to [redacted] concerns on this topic.

Buyer Comment (2021-06-22): The guidelines for jumbo smart regarding bonus and OT income only require a WVOE if proving bonus income from a previous employer to complete a full 2 year history. As the client has been at their current job for 2+ years and the provide paystub shows bonus and OT income broken out on it we only need 2 years of W2's to utilize the income. Please remove this finding as it is invalid. Thank you,

Reviewer Comment (2021-06-22): Guides do not comment on documents required for OT and bonus income.  Per client, if not mentioned in Jumbo guides then revert to Fannie Mae.  [redacted] W-2 confirms total income of [redacted]or [redacted] Borrower's base income is [redacted]Two year history of OT and bonus income used for qualification has not been documented.  Additional documentation such as a written VOE is needed to confirm bonus and OT used for qualification.  Exception is valid and has not been cleared.

Buyer Comment (2021-06-17): Jumbo smart loans do not require a written VOE to validate bonus or OT income, the guideline only calls for a current paystub showing receipt of the income and 2 years of W2's. Please remove this finding as it is invalid. Thank you,

																		07/02/2021			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753445	3474812220			21298122			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The Hazard Insurance Policy expires on [redacted] which is less than 45 days of the note date of [redacted].				Reviewer Comment (2021-06-30): Policy effective from [redacted] - [redacted] Buyer Comment (2021-06-29): see attached Buyer Comment (2021-06-21): The client had an escrow waiver and the policy was paid in full and active at closing. QL guidelines would not require the policy extend 45 days in this scenario, please clear this exception	06/30/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753447	3474831363			21293178			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Evidence of the homeowners insurance for the investment property at [redacted] was not found in the file.				Reviewer Comment (2021-06-25): HOI was provided to satisfy exception. Exception cleared.	06/25/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753447	3474831363			21310113			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification reflects the Source used to obtain the employer phone number as "Did Not Verify". The employer's telephone number must be verified by an independent third party source.				Reviewer Comment (2021-06-29): Per Website article: [redacted] Buyer Comment (2021-06-29): [redacted]: The article from [redacted] confirms the media contact for the article is the exact same person used in the VOE. Swirlds is the third party source and the article includes the phone number, which hasn't changed and confirms the identity of the verifier. Please clear this condition. Reviewer Comment (2021-06-25): Article from [redacted] does not confirm source used to obtain employers telephone number. Document does not clear exception	06/29/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753452	3474895254			21295105			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Flood Insurance is only escrowed and shows under other on Final Closing Disclosure. Hazard and Flood Insurances should be disclosed under Homeowner's Insurance.
Buyer Comment (2021-06-23): We agree with this as an EV2, however we disclosed the Flood Insurance this way as it is a more consumer friendly method

Reviewer Comment (2021-06-23): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-06-18): The CD is correct. There is only one box to check under HOI as to whether or not it is included in escrow. Traditional HOI is NOT included in escrow but the Flood Ins is. It has to be its own line item for the correct box to be checked. This is correctly disclosed. Please review to clear this condition.

																				06/23/2021	2	B		AZ	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753456	3474919737			21313808			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOA documentation for the property at [redacted] was not found in the file.				Reviewer Comment (2021-06-25): HOA payment was documented by client. Exception cleared. Buyer Comment (2021-06-19): Please see attached appraiasal from [redacted]. We completed the mortgage for this property. This appraisal shows the HOA dues to be [redacted]We grossed up this amount to [redacted]to qualify. Please review to clear this condition.	06/25/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753457	3474963713			21301984			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	The appraisal was made subject to an inspection by a rodent specialist. A copy of this inspection was not provided.				Reviewer Comment (2021-06-30): Supplied - acceptable. Buyer Comment (2021-06-24): Please see attached Rodent Inspection and services rendered. Please review to clear this condition.	06/30/2021			1	A		VA	Primary	Purchase		C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753457	3474963713			21302813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	A second appraisal fee was added on [redacted] of [redacted] The appraisal provided was effective [redacted] and signed on [redacted]. Documentation to support the charge for a second appraisal was not provided and a cure of [redacted] was missing.
Reviewer Comment (2021-07-01): Explanation in file to support appraiser could not complete work as performed.  Dates of [redacted], align with explanation.

Buyer Comment (2021-07-01): Please see attached commentary from the Appraisal Management Company stating the original appraiser would not complete the conversion from a Exterior Only Covid approved appraisal from the original product to a full 1004. We were not made aware of this until [redacted] when a new appraisal was ordered and disclosed within the required time. The timestamp on the note is [redacted] stating the appraisal was ordered yesterday ([redacted]) when the fee increased. Please review to clear this condition.

Reviewer Comment (2021-06-30): Explanation confirms that there is a tolerance violation for appraisal fee. Product was changed on [redacted].  It was known then that an additional appraisal was required and was not disclosed within 3 days of product change.  Exception has not been cleared.

Buyer Comment (2021-06-24): Please see attached CIC. Prior to [redacted] the loan was structured on a conforming high balance product which allows for a desktop appraisal. This is was the first appraisal. When the product was updated to Jumbo Smart due to the loan amount increasing above the conforming limit, a full appraisal was needed. This is the reason for the increase and for the second appraisal. Please review to clear this condition .

																		07/01/2021			1	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753459	3474978699			21302661			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice indicates the appraisal was provided to the borrower's on [redacted] and there was no evidence it was provided electronically.				Reviewer Comment (2021-06-22): Appraisal delivery waiver provided. Buyer Comment (2021-06-21): Please see attached appraisal delivery waiver. Please review to clear this condition .	06/22/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753459	3474978699			21314946			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	A rent loss was utilized in qualifying in the monthly amount of [redacted] The loan application did not have any corresponding property identified. The only documentation found was for a property located at [redacted]. This property was in the name of a Trust and therefore not required to be utilized. It was not possible to determine if this was the property utilized for the rental loss. Documentation and/or clarification is needed.				Reviewer Comment (2021-06-30): Client's guidelines reverts to Fannie when silent. Fannie requires documentation for all debt not reporting on credit to be verified. Client has not document which debt this rental loss is part of. Buyer Comment (2021-06-21): This is the property included in the DTI. The DTI is still within qualilfying regardless of the potential for this home to be held in a trust. Being conservative, this property was included. Please review to clear this condition.	06/30/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753461	3475035175			21304977			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The appraisal was not received 3 business days prior to closing. The only appraisal notice in file is dated [redacted] and loan closed on [redacted].				Reviewer Comment (2021-06-22): Acknowledgement of receipt provided. Buyer Comment (2021-06-19): Please see attached Appraisal Cover Letter confirming the borrower received a copy of the appraisal on [redacted]. Please review to clear this condition.	06/22/2021			1	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753463	3475102478			21316188			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Clarification should have been obtained from the employer for the continuance of bonus earnings. Bonus earnings were only documented in [redacted] and has not received any as of yet in [redacted]. The employer did not complete question J on the WVOE in file indicating whether or not the continuance of the bonus earnings are likely.				Reviewer Comment (2021-06-25): LOX confirms [redacted] bonus. Exception cleared.	06/25/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753468	3475166494			21308243			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A Verification of Rent is found in the file. However, the current landlord is the seller of the subject property. Per the lender's guidelines, a VOR is not acceptable if the landlord is related to the client or an interest party in the transaction. 12 months cancelled checks should have been obtained. Only two months were documented with the bank statements in the file.				Reviewer Comment (2021-06-30): Jumbo Smart guideline overlay supplied. Buyer Comment (2021-06-24): Please see attached. Our guidelines do not allow for a VOR if the landlord is the client's family member only. The buyer and seller are not related. This meets guidelines. Please review to clear this condition.	06/30/2021			1	A		CA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753468	3475166494			21308733			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The tax transfer fee was not disclosed on the initial and subsequent Loan Estimate. The tax transfer fee was added on the Loan Estimate dated [redacted]. Based on the amounts, the lender incorrectly included the fee with the recording fee on the first two Loan Estimates. A tolerance cure is required in the amount of [redacted] as this is not a valid Change of Circumstance.
Reviewer Comment (2021-07-02): Attestation letter provided.

Buyer Comment (2021-07-02): Please see attached Attestation Letter. Please review to clear this condition.

Reviewer Comment (2021-07-01): Transfer taxes and recording fees are to be disclosed separately as recording fees are in the 10% tolerance and transfer tax is subject to 0% tolerance. If tolerance exception is due to a formatting error on the initial LE please provide an attestation.

Reviewer Comment (2021-06-30): Section E of the LE is where fees are disclosed for Transfer Taxes and Recording Fees. These fees must be broken out and disclosed to the client properly.  This should have been done on the initial LE.  Errors unfortunately must be cured by the lender.  Item can be discussed on calibration call.

Buyer Comment (2021-06-24): Recording Fees and "Other Taxes" verbiage in this line item can be used to identify Transfer Taxes. The separation of the Transfer Taxes to its own line item did not result in any additional fee being imposed on the consumer. Total Fees disclosed in Section E of all LE's correctly disclosed the total fee of [redacted]Because of this, no violation of TRID occured. Please review to clear this condition.

																			07/02/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753472	3475319629			21312645			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Hazard insurance policy is dated [redacted] and the closing was [redacted].				Reviewer Comment (2021-07-09): Client provided documentation to confirm there were no claims filed prior to effective date of insurance policy. Reviewer Comment (2021-07-09): Changing to cleared. Reviewer Comment (2021-07-02): Client confirms that insurance was not effective at transaction date. Buyer Comment (2021-07-02): According to the insurance provider, the policy cannot be back dated to the actual transaction date. They are able to confirm no claims were filed between [redacted] and [redacted]	07/09/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753473	3475330685			21313217			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Flood Insurance should be disclosed on the Homeowner's Insurance line in the Estimated Taxes, Insurance and Assessments in the Projected Payments section of the Closing Disclosure.
Buyer Comment (2021-06-23): We agree with this as an EV2, however we disclosed Flood Insurance this way as it is a more consumer friendly method.

Reviewer Comment (2021-06-23): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-06-19): This is correctly disclosed. There is only one box to check to indicate whether or not taxes or ins are escrowed. The traditional HOI is not escrowed while the Flood Insurance is. It needs to be its own line item which it is and identified as flood insurance included in escrow. Please review to clear this condition as this meets guidelines.

																				06/23/2021	2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753474	3475340425			21314595			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		"Documentation to support the omission of the [redacted] monthly PITI payment with IL Natl Bk for the property located at [redacted] was not provided for review. " Property was to be sold but copy of CD not in file.				Reviewer Comment (2021-06-22): Documentation employer will buy property was provided to exclude payment. Exception cleared. Buyer Comment (2021-06-17): Please see attached buyout agreement/ relocation company documentation showing the property was bought out by the relocation comany and client no longer has ownership interest in it.	06/22/2021			1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753475	3475361702			21318319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of[redacted] on Final Closing Disclosure provided on [redacted] not accurate.	This difference was due to the use of property taxes based on the unassessed land in the monthly amount of [redacted] versus [redacted] based on the assessed value per the Tax Certificate in the file. The Estimated Property Costs over Year 1 should be [redacted] versus [redacted] in the Non Escrow section of page 4 on the final Closing Disclosure.				Reviewer Comment (2021-06-30): The CD is correct. Buyer Comment (2021-06-25): The CD is correct. The [redacted]amount is not inside year 1. This amount is due in [redacted] which is outside of 1 year. Please review to clear this condition.	06/30/2021			1	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753475	3475361702			21368301			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Reserves were required in the amount of [redacted] ([redacted] PITI X 6). Documentation provided only verified reserves in the amount of [redacted] Assets consisted of: [redacted] This leaves reserves short by [redacted].				Reviewer Comment (2021-06-30): Due to loan updates, no longer valid. Buyer Comment (2021-06-24): The PITIA on this loan is [redacted]making the reserve requirement [redacted]The borrower has sufficient reserves. Please review to clear this condition	06/30/2021			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753476	3475415734			21313573			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-06-24): Corrected policy provided Buyer Comment (2021-06-21): Please see attached.	06/24/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753478	3475426949			21321440			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation for PITI payment for [redacted] was not provided.				Reviewer Comment (2021-06-28): HOA and PITI have been documented. Buyer Comment (2021-06-22): Please see attached mortgage coupon for [redacted] showing taxes and insurance included in the payment. Reviewer Comment (2021-06-22): HOA payment has been documented for this property. Client has not documented if [redacted]payment listed on REO covers escrow (taxes and insurance). Exception has not been cleared until additional clarification is provided. Buyer Comment (2021-06-17): Please see attachment showing HOA dues for [redacted]	06/28/2021			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753481	3475454357			21361888			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Verification of HOA, and most recent mortgage statement to confirm PITI payment.				Reviewer Comment (2021-06-30): Sufficient documentation supplied. Updated [redacted] property Buyer Comment (2021-06-24): Please see the first page of the appraisal for [redacted] showing the annual HOA dues of [redacted]Thank you,	06/30/2021			1	A		TN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753481	3475454357			21362003			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Effective date of the appraisal is [redacted]. Disaster end date of [redacted]. Note date is [redacted] and is prior to the Disaster declaration date of [redacted]. Guidelines: Appraisal/Disaster Inspection Effective Dates as compared to FEMA Disaster Dates. An appraisal/disaster inspection must be dated after FEMA's incident start date. 2. It's acceptable per [redacted] guidelines if an appraisal/disaster inspection's effective date is after FEMA's incident start date and before FEMA's incident end/declaration date.				Reviewer Comment (2021-06-30): Disaster end date [redacted] Inspection is [redacted] Buyer Comment (2021-06-24): A disaster inspection is not required on this loan as the inspection date is after the initial effective date of the natural disaster. The effective date of the appraisal is also after the incident end date of the natural disaster. A disaster inspection is not warranted or required. Thank you,	06/30/2021			1	A		TN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753483	3475515489			21319687			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Missing Document	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2021-06-24): Commitment title provided. Buyer Comment (2021-06-22): Please see attached title commitment. We discussed on the calibration call that the Final Title Policy is the trailing doc which may or not be provided. Please review to clear this condition. Reviewer Comment (2021-06-22): Please provide title as no evidence in file. Buyer Comment (2021-06-18): This is a trailing document for us. It is not one we provide with our image files for review. Please review to remove this condition from reporting as it should not be a material exception.	06/24/2021			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753484	3475525805			21365252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The appraisal fee increased on [redacted] . The Re-disclosure History does not reflect a reason for the increase and a separate Change of Circumstance was not found. A tolerance cure would be required in the amount of [redacted].				Reviewer Comment (2021-06-25): VCC was provided to clear exception. Exception cleared. Buyer Comment (2021-06-24): Please see attached. The CIC is on pg 4	06/25/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753484	3475525805			21366217			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The borrower's VVOE does not reflect the independent third party source of the employer's telephone and separate documentation was not found.				Reviewer Comment (2021-06-25): Email in file confirms source of contact. Exception cleared. Buyer Comment (2021-06-24): Please see attached email from borrower's employr's HR department confirming employment. This was completed within 10 days of closing. This meets VOE requirements. The document mentioned in the exception becomes unnecessary. Please review to clear this condition.	06/25/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753485	3475531776			21364733			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects original lender for the first mortgage was [redacted], Inc. dated [redacted].				Buyer Comment (2021-06-19): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			06/19/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753489	3475686744			21357731			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	A copy of the appraisal report was delivered to the borrowers online on [redacted] a day prior to closing on [redacted]. Waiver was not provided to allow for deliver prior to three days.				Reviewer Comment (2021-06-22): Appraisal delivery receipt provided. Buyer Comment (2021-06-19): Please see attached appraisal cover letter confirming the borrower received a copy of the appraisal on [redacted]. Please review to clear this condition.	06/22/2021			1	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753494	3475798539			21360590			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Flood Insurance should have been included in the Homeowner's Insurance in the Estimated Taxes, Insurance and Assessments section in the Project Payments on page 1 of the final Closing Disclosure				Buyer Comment (2021-06-29): We agree to this as an EV2, however we disclosed the Flood Insurance this way as it is a more consumr friendly method. Reviewer Comment (2021-06-28): Insurance disclosed as 'Other' in PPT Buyer Comment (2021-06-28): Please downgrade this to an EV2. It is still showing as an EV3 Reviewer Comment (2021-06-25): Downgrading exception to EV2 at clients request. Buyer Comment (2021-06-24): We disclosed the flood insurance this way as it is a more consumer friendly method. This was discussed on our calibration call. This should be downgraded to an EV2.			06/29/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753494	3475798539			21370316			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The [redacted] K-1 for [redacted] should have been obtained.				Reviewer Comment (2021-06-25): K-1 not required as borrower owns less than 25% of business. Buyer Comment (2021-06-24): The income was taken from the Schedule E on the [redacted] Tax Returns. No further K-1's were needed as the Schedule E has the same information. We have 2 consecutive years in [redacted] and [redacted] where the ownership interest did not change. Due to the borrower owning less than 25% of the business, the [redacted] K1 is not needed. Please review to clear this condition.	06/25/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753496	3475809110			21370743			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of the borrower's employment with [redacted]. was dated [redacted] and the Note date is[redacted].				Reviewer Comment (2021-06-25): Updated VVOE was provided. Exception cleared.	06/25/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753500	3475854845			21376316			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Due to reduction in income which increased the DTI to [redacted] which exceeds the lender's 45% guidelines.				Reviewer Comment (2021-07-09): Income was recalculated and exception is cleared. Reviewer Comment (2021-07-09): Clear Reviewer Comment (2021-06-30): Income recalculated. Buyer Comment (2021-06-25): Response provided to associated condition. Please review to clear this and all associated conditions.	07/09/2021			1	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753500	3475854845			21376317			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [redacted] and based on 1026.43(e) of [redacted] significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Due to reduction in income which increased the DTI to [redacted] which exceeds the lender's 45% guidelines.				Reviewer Comment (2021-06-30): Cleared	06/30/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753500	3475854845			21376320			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The monthly base income was calculated at [redacted] versus [redacted] The VOE indicates the borrower is only paid for 10 months ([redacted] monthly base X 10 / 12 = [redacted] This also is evidence by the [redacted] and [redacted] earnings. This equates to total income of [redacted] versus [redacted] The reduction in income results in an increase in the DTI to [redacted] which exceeds lender's guidelines of 45%.				Reviewer Comment (2021-06-30): Income resolved. Buyer Comment (2021-06-25): The base of [redacted]is correct. The borrower provided 12 months of consecutive paychecks to confirm 12 monhts of pay instead of 10. He works during the summer. All paystubs have been provided. OT income calc below. Please review to clear this condition. Base= [redacted] OT(summer & winter research)= [redacted] Most of the OT pay is earned in the summer so we are using the monthly average to qualify.	06/30/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753500	3475854845			21376327			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to the increase in the DTI Ratio to [redacted].				Reviewer Comment (2021-06-30): DTI no longer increased.	06/30/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753501	3475861545			21365901			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Amount of Non-Escrowed Property Costs over Year 1 should be [redacted] versus [redacted] on page 4 of the Final Closing Disclosure. This calculation was based on the monthly Homeowner's of [redacted] for the policy with Notice Date of [redacted](the other policy was dated after closing) + [redacted] for property taxes.				Reviewer Comment (2021-06-30): PCCD was provided to corrected page 4 to satisfy exception. Exception cleared. Buyer Comment (2021-06-24): Please see the attached PCCD noting the correct non escrowed property costs over 1 yr.	06/30/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753501	3475861545			21365902			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The loan application was taken on [redacted] via emai[redacted]ternet and the only Loan Estimate found in the file reflected a Date Issued of [redacted] which was not within 3 business days of application.				Reviewer Comment (2021-06-30): Initial LE issued on [redacted] and e-disclosures confirmed LE was issues same day the electronic disclosure was submitted Buyer Comment (2021-06-28): Please see the attached Loan estimate issued [redacted].	06/30/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753501	3475861545			21365931			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The loan application was taken on [redacted] via emai[redacted]ternet and the only Loan Estimate found in the file reflected a Date Issued of [redacted] which was not within 3 business days of application and a separate Right to receive a copy of the Appraisal Disclosure was not found.				Reviewer Comment (2021-06-30): Initial LE issued on [redacted] and e-disclosures confirmed LE was issues same day the electronic disclosure was submitted Buyer Comment (2021-06-28): Please see the attached appraisal disclaimer.	06/30/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753502	3475872825			21365301			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The policy coverage plus 25% extended coverage only equates to [redacted] and evidence of replacement coverage was not indicated on the policy.
Reviewer Comment (2021-07-01): Client provided estimated replacement cost from HOI policy holder which supports coverage on HOI.  Exception cleared.

Buyer Comment (2021-07-01): The document provided outlines that [redacted]

1) Legally cannot insure for the loan amount per [redacted] Law
2) Uses industry-leading tools to assess the costs to reconstruct the property including home construction type, square footage, roof type, floor covering materials, etc
3) They are insuring the property up to the estimated minimum rebuilding costs as allowed by [redacted] Law.

Please review to clear this condition as it is industry known that this is the only document [redacted] provides.

Reviewer Comment (2021-06-30): Insurance with extended 25% extended coverage does not equal loan amount.  Additionally, [redacted] policy states "unable to insure for the property for the loan amount requested".  Coverage of policy is less than loan amount.

Buyer Comment (2021-06-28): Please see attached RCE from [redacted]. This is the only documentatin [redacted] provides for any and all RCE requests. Please review to clear this condition.

																		07/01/2021			1	A		AL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753503	3475875847			21366735			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Renewal Policy was not provided confirm insurance coverage past the next 45 days.				Reviewer Comment (2021-07-02): Policy supplied now shows expiration of [redacted]. Reviewer Comment (2021-06-30): Policy supplied on [redacted], still supports expiration date of [redacted].	07/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753506	3475883886			21370989			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice in file indicates the appraisal was not provided until [redacted] and there is no evidence it was provided electronically.				Reviewer Comment (2021-06-22): Appraisal Delivery Waiver provided.	06/22/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753509	3475897153			21370513			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		A copy of the Note for the subordinate lien with [redacted] was not provided for review.				Reviewer Comment (2021-06-30): Per Fannie Mae Note is not needed, only executed subordination agreement needed Buyer Comment (2021-06-24): Please remove this finding as it is invalid. Jumbo smart loans do not require the note to be provided for 2nd liens that were subordinated. The sub agreement showing quicken in 1st lien position has been provided.	06/30/2021			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753509	3475897153			21370880			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	The Hazard Insurance expires on [redacted] which is within 45 days of the Note date of [redacted].				Reviewer Comment (2021-06-30): Policy date good through [redacted]. Buyer Comment (2021-06-24): Please see attached HOI renewal	06/30/2021			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753511	3475919922			21369588			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard insurance expiration date is [redacted] and expires within 45 days of the Note dated [redacted].				Reviewer Comment (2021-06-25): Renewal policy to confirm insurance past 45 days was provided to clear exception.	06/25/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753513	3475952644			21381422			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Co-borrower was qualified with bonus income of [redacted] Based on W-2s from [redacted], annual earnings do not support any bonus income. [redacted] W-2 [redacted] = [redacted] which is less than [redacted] base income. Additional documentation such as a written VOE is required to support bonus income for previous two years.				Reviewer Comment (2021-06-30): Bonus income excluded. Buyer Comment (2021-06-24): Excluding this income only impacts the DTI by .155% leaving it at 33.527%. Please review to clear this condition.	06/30/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753516	3475972357			21373263			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Buyer Comment (2021-06-25): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."			06/25/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753516	3475972357			21386230			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.04743% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted] on a Federal Total Loan Amount of [redacted] vs. an allowable total of [redacted] (an overage of [redacted] or .04743%).
Any price paid by the consumer to obtain the undiscounted starting rate is not considered excludable from QM points and fees. We will subtract these points from the actual discount points (used for the express purpose of reducing the rate) to determine those points that may be considered for exclusion as bona fide. Given the undiscounted price they provided was 3.125% and the discount points paid for reducing the rate is 2.625%, there are no points leftover to consider for exclusion.  Fees used for testing:  Loan Discount Points [redacted] Processing Fee [redacted] Tax Certificate [redacted] Title-Courier Fee [redacted] Title-Lenders Title [redacted] Title-Settlement Fee [redacted] and Underwriting Fee [redacted] totaling [redacted] and the 3% maximum is [redacted].
																	Reviewer Comment (2021-07-02): Discount points considered bona fide for exclusion. Reviewer Comment (2021-07-01): Per [redacted] compliance team, this file fails testing as points cannot be bona-fide because it does not meet industry standard of reducing rate by .25% per each point paid. The borrower paid 2.625% in points to receive only a.25% reduction in rated based on undiscounted rate. Exception is valid. Buyer Comment (2021-06-25): Please see attached	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753516	3475972357			21386232			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
Any price paid by the consumer to obtain the undiscounted starting rate is not considered excludable from QM points and fees. We will subtract these points from the actual discount points (used for the express purpose of reducing the rate) to determine those points that may be considered for exclusion as bona fide. Given the undiscounted price they provided was 3.125% and the discount points paid for reducing the rate is 2.625%, there are no points leftover to consider for exclusion.  Fees used for testing:  Loan Discount Points [redacted] Processing Fee [redacted] Tax Certificate [redacted] Title-Courier Fee [redacted] Title-Lenders Title [redacted] Title-Settlement Fee [redacted] and Underwriting Fee [redacted] totaling [redacted] and the 3% maximum is [redacted].
																	Reviewer Comment (2021-07-02): Loan is SHQM (APOR). Buyer Comment (2021-07-02): see attached Reviewer Comment (2021-07-01): Per [redacted] compliance team, this file fails testing as points cannot be bona-fide because it does not meet industry standard of reducing rate by .25% per each point paid. The borrower paid 2.625% in points to receive only a.25% reduction in rated based on undiscounted rate. Exception is still valid. Buyer Comment (2021-06-29): Please see our response to the other exception which will satisfy this as well	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753517	3475979755			21375513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Valid changes of circumstances were not provided to confirm reduction of lender credits on [redacted] and [redacted] CDs.				Reviewer Comment (2021-06-25): Valid VCC was provided to clear exception. Difference in Lender credits were satisfied by Principal Reduction. Exception Cleared. Reviewer Comment (2021-06-25): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted](9300)	06/25/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753521	3476081427			21383755			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of employment for the borrower's employment with [redacted] was dated [redacted] which is not within 10 business days of the Note, [redacted].				Reviewer Comment (2021-06-28): Recert was completed on [redacted] Buyer Comment (2021-06-21): Please see attached confirming the VOE was recertified on [redacted]. Please review to clear this condition.	06/28/2021			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753522	3476199370			21385432			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Missing Document	Final Title Policy is missing. No evidence of title in file.		The title commitment provided is incomplete. Pages provided are 2 and 6. Missing pages 1, 3, 4 and 5.				Reviewer Comment (2021-06-22): Preliminary title provided.	06/22/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753522	3476199370			21474274			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2021-06-29): This is typical for CA. Amount will be on the final.	06/29/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753523	3476218650			21378137			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.25839% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [redacted] on a Federal Total Loan Amount of [redacted] vs. an allowable total of [redacted] (an overage of [redacted] or .25839%).
Any price paid by the consumer to obtain the undiscounted starting rate is not considered excludable from QM points and fees. We will subtract these points from the actual discount points (used for the express purpose of reducing the rate) to determine those points that may be considered for exclusion as bona fide. Given the undiscounted price they provided was 3.625% and the discount points paid for reducing the rate is 3.25%, there are no points leftover to consider for exclusion.  Fees included are:  Loan Discount Points [redacted] Processing Fee [redacted] Tax Certification Fee [redacted] Title-Lenders Title Insurance [redacted] Title-Settlement Fee [redacted] and Underwriting Fee [redacted] totaling [redacted] versus allowable of [redacted].
																	Reviewer Comment (2021-06-30): Passed. Buyer Comment (2021-06-25): Please see attached for the bonafide discount points to be excluded from the test. We are passing. Please review to clear this condition.	06/30/2021			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753523	3476218650			21378138			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel was not provided.				Reviewer Comment (2021-06-30): 2 copies of document were supplied. Buyer Comment (2021-06-25): Please see attached.	06/30/2021			1	A		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753523	3476218650			21378142			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
Any price paid by the consumer to obtain the undiscounted starting rate is not considered excludable from QM points and fees. We will subtract these points from the actual discount points (used for the express purpose of reducing the rate) to determine those points that may be considered for exclusion as bona fide. Given the undiscounted price they provided was 3.625% and the discount points paid for reducing the rate is 3.25%, there are no points leftover to consider for exclusion.  Fees included are:  Loan Discount Points [redacted] Processing Fee [redacted] Tax Certification Fee [redacted] Title-Lenders Title Insurance [redacted] Title-Settlement Fee [redacted] and Underwriting Fee [redacted] totaling [redacted] versus allowable of [redacted].
																	Reviewer Comment (2021-06-30): Clarification of rate buy down was provided to confirm discount points were bonafide and clear exception. Buyer Comment (2021-06-25): Please see attached for the bonafide discount points to be excluded from the test. We are passing. Please review to clear this condition.	06/30/2021			1	A		WA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753526	3476288273			21379397			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of employment for the borrower at [redacted] is dated [redacted] more than 10 days before the note date [redacted].				Reviewer Comment (2021-06-29): Supplied [redacted] - acceptable. Buyer Comment (2021-06-24): Please see attached VOE recert completed [redacted]. Please review to clear this condition.	06/29/2021			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753526	3476288273			21380520			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Rider Legal Description was not provided for review.				Reviewer Comment (2021-06-29): Legal description supplied [redacted]. Buyer Comment (2021-06-29): Please see attached.	06/29/2021			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753527	3476330911			21383418			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___					Reviewer Comment (2021-06-25): RCE supports coverage amount of [redacted]Exception cleared.	06/25/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753533	3476430280			21393913			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects first mortgage with [redacted] Inc., dated [redacted].
Buyer Comment (2021-06-25): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts

Buyer Comment (2021-06-20): "The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts."

																				06/25/2021	2	B		CT	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753539	3476524694			21390900			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	The updated premium for the Homeowners premium in the monthly amount of [redacted] should have used versus [redacted] The updated homeowner's insurance policy indicates a Date Issued of [redacted] which evidences the lender was aware of the increased premium. This increased the DTI to 45.52 which is above the 45% as allowed per lender's guidelines.				Reviewer Comment (2021-07-02): Dividend and Interest income was provided to lower DTI under 45% Exception cleared. Buyer Comment (2021-07-02): Please see attached correcting the HOI on the final CD. Please review to clear this condition.	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753539	3476524694			21390901			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 45.52229% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The updated premium for the Homeowners premium in the monthly amount of [redacted] should have used versus [redacted] The updated insurance policy indicates a Date Issued of [redacted] which evidences the lender was aware of the increased premium. This increased the DTI to 45.52 which is above the 45% as allowed per lender's guidelines.				Reviewer Comment (2021-07-02): Dividend and Interest income was used to in calculation to qualify the borrower reducing DTI under 45%.	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753539	3476524694			21390902			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The updated Hazard Insurance Premium amount of [redacted] was not utilized in the calculation for the Amount of Estimated Property Costs over year 1. Since the Date Issued on the updated policy was [redacted]. That evidences the lender was aware of the updated premium prior to the closing date of [redacted].				Reviewer Comment (2021-07-02): PCCD was provided with revised page 4 to satisfy exception. Exception cleared. Buyer Comment (2021-07-02): Please see attached correcting the HOI on the final CD. Please review to clear this condition.	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753539	3476524694			21390903			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The updated premium for the Homeowners premium in the monthly amount of [redacted] should have used versus [redacted] The updated policy indicates a Date Issued of [redacted] which evidences the lender was aware of the increased premium. This increased the DTI to 45.52 which is above the 45% as allowed per lender's guidelines.				Reviewer Comment (2021-07-02): Using Dividend and Interest income from previous two years has satisfied exception. Buyer Comment (2021-07-02): Please see attached updated 1003 and 1008 adding Dividend and interest income. This is present on the [redacted] and [redacted] tax returns. The borrower has sufficient assets to support the continuance for this income. With this income added, the increase to the HOI premium still keeps the DTI under 45% which meets guidelines. Please review to clear this condition and all associated conditions.	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753539	3476524694			21390943			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to the calculated DTI of 45.52% exceeding the lender's guidelines of 45%.				Reviewer Comment (2021-07-02): Dividend/Interest income was provided to lower DTI under 45%.	07/02/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753543	3476563226			21394638			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	There is a Loan Estimate issued on [redacted] that was issued and signed electronically. The loan application and e-sign disclosure was not dated until [redacted]. Therefore, the Loan Estimate was delivered to the borrower prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.				Reviewer Comment (2021-06-30): Document provided [redacted] supports [redacted] sign date. Buyer Comment (2021-06-29): please see attached	06/30/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753543	3476563226			21394640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The Loan Estimate dated [redacted] does not reflect the courier fee in Section B. A Change of Circumstance was not found for the addition of the fee on the Loan Estimate [redacted] A tolerance cure is required in the amount of [redacted].				Reviewer Comment (2021-06-30): Document provided [redacted] supports [redacted] sign date. Buyer Comment (2021-06-29): please see attached	06/30/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753543	3476563226			21394642			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___					Reviewer Comment (2021-06-30): Document provided [redacted] supports [redacted] sign date.	06/30/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753548	3476687021			21415514			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Flood Insurance should be included in the Homeowner's Insurance in the Estimated Taxes, Insurance & Assessments section the Projected Payments on page 1.
Buyer Comment (2021-06-23): We agree with this as an EV2, however we disclosed Flood Insurance this way as it is a more consumer friendly method.

Reviewer Comment (2021-06-23): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-06-21): This is correctly disclosed. The traditional HOI is not escrowed but the Flood Insurance is. This is why it must be disclosed as its own line item. The there is only one selection for whether or not a single line item is escrowed. This meets guidelines. Please review to clear this condition.

																				06/23/2021	2	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753549	3476705426			21408996			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax information for the property located at [redacted] is not found. No escrows were included in the mortgage statement. Verification is required.				Reviewer Comment (2021-06-29): Tax amount updated to[redacted] Buyer Comment (2021-06-24): Please see attached tax bill for [redacted]	06/29/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753549	3476705426			21616718			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Property type discrepancy.						Reviewer Comment (2021-06-29): Revised Appraisal was provided to clear exception	06/29/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753551	3476755604			21407848			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-06-16): Sufficient Cure Provided At Closing		06/16/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753553	3476769252			21419315			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted] Insufficient or no cure was provided to the borrower.	The increase in the appraisal fee was to obtain a Single Family Comparable Rent Schedule for the borrower's current residence. Since this is not associated to the subject property, this fee should have been included in the appraisal fee for the subject in Section B. It was not possible to determine what event would have triggered the requirement for this added fee. A tolerance cure would be required in the amount of [redacted]				Reviewer Comment (2021-06-29): Valid CC was provided to support increased fee on [redacted]. Exception cleared. Buyer Comment (2021-06-24): Please see attached CIC for the increase to the appraisal fee for the need of a 1007 due to informing us the departing residence was to be converted to a rental. Prior to that, no rental income was used. This was correctly disclosed in Section B of the LE and CD as this is a fee the borrower cannot shop for. This meets guidelines. Please review to clear this condition.	06/29/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753561	3476806035			21419946			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of employment for the co-borrower with [redacted] was dated [redacted] which is more than 10 business days prior to the Note date of [redacted].				Reviewer Comment (2021-06-25): Revised VVOE dated [redacted] was provided to clear exception	06/25/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753567	3476944264			21422610			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Non escrowed Property Cost 1 year - Per appraisal, annual HOA fees are [redacted] or [redacted] versus [redacted] used for qualification. Amount of Estimated Property Costs over year 1 should be [redacted] versus [redacted].				Reviewer Comment (2021-06-29): PCCD was provided to corrected page 4. Buyer Comment (2021-06-24): Please see updated corrected closing disclosure and client letter. Please clear so we can send the CD and letter to the client. Thank you,	06/29/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
214753570	3476994932			21422976			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The final 1003 reflects that the borrower and co-borrower are Permanent Resident Aliens, however a copy of a valid Permanent Resident Alien card was not provided for either borrower.				Reviewer Comment (2021-06-29): I-797 was provided to confirm borrower legal residence in US Buyer Comment (2021-06-24): see attached	06/29/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753572	3477004422			21087594			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Credit report for the co-borrower reflects extended fraud alert on file. Documentation that the lender contacted the co-borrower to verify identity before issuing credit was not provided.				Reviewer Comment (2021-06-08): Client provided third party documentation that identity was verified on [redacted] same day approval was given. Documentation satisfied exception. Exception cleared. Buyer Comment (2021-06-02): The borrower's identity was verified through multiple methods. Please see attached supporting documentation. Please review to clear this condition.	06/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753573	3477049549			21427673			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification of Employment is missing the source of the employer's telephone number and third party documentation was not found to verify it was obtained via an independent third party as required.
Reviewer Comment (2021-07-02): Recert of VOE indicates google was used as source of phone number.  Exception cleared.

Buyer Comment (2021-07-02): Please see attached VOE from our LOS. It was verified by google at the time of verification. Please review to clear this condition.

Reviewer Comment (2021-06-30): Per Fannie Mae guides, the lender must identify the source used to obtain the phone number used to contact the employer.  If 'Google" is the source please evidence that on the document.  Or upload 3rd party documentation to support.  This must be identified on the VVOE unless client has internal guides not provided to [redacted].

Buyer Comment (2021-06-24): Please clear as this citation is invalid. Searching the phone number contacted on the VVOE form via google brings up [redacted]. The Address for [redacted], the parent company of the clients employer, matches the employers address on the provided paystub. The clients employer was contacted directly to complete the VVOE and the number is verified via Google.

																		07/02/2021			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753583	3477395645			21437712			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice indicates the appraisal(s) were sent on appraisal was provided on [redacted]. This is no indication the appraisals were sent electronically. Therefore, there is no evidence the borrower received and appraisal(s) at least three business days prior to closing.				Reviewer Comment (2021-06-22): Appraisal Delivery Waiver provided. Buyer Comment (2021-06-21): Please see attached appraisal delivery waiver. Please review to clear this condition.	06/22/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
214753584	3477589269			21436222			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted] Sufficient or excess cure was provided to the borrower at Closing.	The borrower's recording fee increased from [redacted] to [redacted] on the preliminary CD dated [redacted] and them again on [redacted]to [redacted] A valid change of circumstance was not found. A tolerance cure is required in the amount of [redacted] for this 10% fee.				Reviewer Comment (2021-06-18): Sufficient Cure Provided At Closing		06/18/2021		1	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes